UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2017

*	This Form N-Q pertains only to the following series of the Registrant with a fiscal year of May 31: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have a fiscal year end other than May 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2017

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 93.8%
Asset-Backed & Securitized - 20.0%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 2.854%, (U.S. LIBOR-3mo. + 1.55%) 7/15/2026 (n)	$575,000	$574,984
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 3.454%, (U.S. LIBOR-3mo. + 2.15%) 7/15/2026 (n)	747,000	746,974
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 2.907%, (U.S. LIBOR-3mo. + 1.6%) 7/20/2026 (n)	565,000	564,427
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	257,628	257,496
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	605,000	615,258
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 2.804%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2024 (n)	709,000	708,991
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	358,978	359,251
Atrium CDO Corp., 2010-A, “B1R”, FLR, 2.754%, (U.S. LIBOR-3mo. + 1.45%) 7/16/2025 (n)	849,000	848,990
Atrium CDO Corp., 2011-A, “BR”, FLR, 2.812%, (U.S. LIBOR-3mo. + 1.5%) 10/23/2025 (n)	575,000	575,365
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.664%, (U.S. LIBOR-3mo. + 2.35%) 4/25/2026 (n)	562,000	565,443
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 2.804%, (U.S. LIBOR-3mo. + 1.5%) 10/17/2026 (n)	863,000	867,005
Ballyrock Ltd., 2014-1A, “A2R”, FLR, 3.007%, (U.S. LIBOR-3mo. + 1.7%) 10/20/2026 (n)	561,000	561,186
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	117,233	117,187
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	1,360,000	1,353,168
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.484%, 5/10/2050 (i)	5,837,000	541,154
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.017%, (U.S. LIBOR-3mo. + 1.7%) 7/27/2026 (n)	458,549	459,569
Cent CLO LP, 2014-21A, “BR”, FLR, 3.717%, (U.S. LIBOR-3mo. + 2.4%) 7/27/2026 (n)	323,186	324,019
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 7/15/2029 (n)	396,000	400,356
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 7/15/2029 (n)	200,000	202,261
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (z)	256,000	256,716
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	288,888	288,673
Colony Starwood Homes, 2016-2A, “A”, FLR, 2.478%, (LIBOR-1mo. + 1.25%) 12/17/2033 (n)	808,147	815,688
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	678,000	676,911
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	390,000	390,567
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	742,000	743,701
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	807,000	806,618
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	860,000	863,176
Cutwater Ltd., 2014-1A, “A2R”, FLR, 3.004%, (U.S. LIBOR-3mo. + 1.7%) 7/15/2026 (n)	1,250,000	1,252,594
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	740,000	740,151
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	247,000	247,781
Dryden Senior Loan Fund, 2014-31A, “CR”, FLR, 3.404%, (LIBOR-3mo. + 2.1%) 4/18/2026 (n)	260,000	259,373
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 2.854%, (LIBOR-3mo. + 1.55%) 10/15/2026 (n)	275,000	274,721
Dryden Senior Loan Fund, 2014-34A, “CR”, FLR, 3.454%, (LIBOR-3mo. + 2.15%) 10/15/2026 (n)	353,729	357,612
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	664,000	665,605
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (z)	431,000	431,692
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	404,835	404,739
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	370,000	371,917
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	19,061	19,057
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	488,889	488,701
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	259,496	259,061
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	260,626	262,379
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	227,000	229,206
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,263,000	1,277,632
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	560,000	563,723
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.199%, 5/10/2050 (i)	5,249,107	442,301
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.29%, 8/10/2050 (i)	5,279,000	461,860
HarbourView CLO VII Ltd., “B1R”, FLR, 2.967%, (U.S. LIBOR-3mo. + 1.65%) 11/18/2026 (n)	890,237	890,226
HarbourView CLO VII Ltd., 7A, “CR”, FLR, 3.697%, (U.S. LIBOR-3mo. + 2.38%) 11/18/2026 (n)	573,237	573,645
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	13,336	13,330
JPMorgan Chase Commercial Mortgage Securities Corp., 1.242%, 9/15/2050 (i)	11,013,754	869,505
Loomis, Sayles & Co., CLO, “A1”, FLR, 2.834%, (U.S. LIBOR-3mo. + 1.53%) 10/15/2027 (n)	523,217	525,573
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 3.357%, (U.S. LIBOR-3mo. + 2.05%) 7/20/2026 (n)	791,000	790,985

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 3.404%, (U.S. LIBOR-3mo. + 2.1%) 1/18/2027 (n)	$393,000	$392,993
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.609%, 5/15/2050 (i)	5,788,984	544,302
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.621%, 6/15/2050 (i)	2,231,584	222,207
Motor PLC, 2015-1A, “A1”, FLR, 1.834%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2022 (n)	129,783	129,792
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 3.104%, (U.S. LIBOR-3mo. + 1.8%) 4/18/2025 (n)	1,132,000	1,131,982
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (n)	76,717	77,223
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 1.834%, (U.S. LIBOR-1mo. + 0.6%) 6/25/2065 (n)	192,711	193,223
Navient Student Loan Trust, 2016-AA, “A1”, FLR, 2.334%, (U.S. LIBOR-1mo. + 1.1%) 12/15/2025 (n)	38,411	38,444
Nextgear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	451,000	453,809
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 3.857%, (U.S. LIBOR-3mo. + 2.55%) 10/20/2026 (n)	573,000	574,517
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	116,200	116,276
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (z)	697,000	696,922
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	190,614	190,708
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (z)	510,000	514,159
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	366,000	368,882
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	204,802	204,667
Shackelton CLO Ltd., 2013-4A, “CR”, FLR, 3.404%, (U.S. LIBOR-3mo. + 2.1%) 1/13/2025 (n)	280,000	280,532
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	189,613	189,763
Silver Spring CLO Ltd., FLR, 4.054%, (LIBOR-3mo. + 2.75%) 10/15/2026 (n)	458,000	456,782
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,000,000	992,787
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 3.507%, (U.S. LIBOR-3mo. + 2.2%) 10/20/2026 (n)	570,000	570,067
TICP CLO Ltd., FLR, 3.557%, (U.S. LIBOR-3mo. + 2.25%) 1/20/2027 (z)	502,000	504,710
Tricon American Homes 2015-SFR1, Trust “1A”, FLR, 2.478%, (LIBOR-1mo. + 1.25%) 5/17/2032 (n)	285,332	287,242
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	650,000	652,085
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	983,000	979,950
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	163,110	163,103
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (z)	564,000	566,512
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	270,497	270,247
World Financial Network Credit Card Master Trust, 2017-B, “A”, 1.98%, 6/15/2023	888,000	889,148

		$40,811,537
Automotive - 4.6%
American Honda Finance Corp., 1.6%, 7/13/2018	$800,000	$800,730
American Honda Finance Corp., FLR, 1.724%, (U.S. LIBOR-3mo. + 0.45%) 9/20/2017	470,000	470,101
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	1,100,000	1,100,135
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	840,000	844,187
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	810,000	809,675
Ford Motor Credit Co. LLC, FLR, 2.244%, (U.S. LIBOR-3mo. + 0.94%) 1/09/2018	280,000	280,637
General Motors Financial Co., Inc., 2.65%, 4/13/2020	1,753,000	1,767,480
General Motors Financial Co., Inc., 3.15%, 6/30/2022	397,000	398,964
Hyundai Capital America, 2%, 3/19/2018 (n)	875,000	875,644
Hyundai Capital America, 2.4%, 10/30/2018 (n)	480,000	480,798
Toyota Motor Credit Corp., 1.7%, 2/19/2019	620,000	620,998
Toyota Motor Credit Corp., FLR, 1.694%, (U.S. LIBOR-3mo. + 0.39%) 1/17/2019	850,000	853,384

		$9,302,733
Banks & Diversified Financials (Covered Bonds) - 0.3%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$600,000	$599,893

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$203,000	$203,389

Brokerage & Asset Managers - 0.5%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$680,000	$691,971
NYSE Euronext, 2%, 10/05/2017	412,000	412,206

		$1,104,177

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$560,000	$559,290

Business Services - 0.4%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$230,000	$232,768
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	590,000	589,260

		$822,028
Cable TV - 0.6%
Time Warner Cable, Inc., 5%, 2/01/2020	$1,146,000	$1,216,984

Chemicals - 2.0%
CF Industries, Inc., 6.875%, 5/01/2018	$846,000	$871,380
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	1,000,000	1,000,839
Dow Chemical Co., 8.55%, 5/15/2019	840,000	931,911
LyondellBasell Industries N.V., 5%, 4/15/2019	425,000	442,414
Sherwin-Williams Co., 2.25%, 5/15/2020	805,000	808,933

		$4,055,477
Computer Software - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$520,000	$531,443

Conglomerates - 0.3%
Roper Industries, Inc., 1.85%, 11/15/2017	$382,000	$382,119
Roper Technologies, Inc., 2.8%, 12/15/2021	240,000	243,170

		$625,289
Consumer Products - 1.7%
Mattel, Inc., 1.7%, 3/15/2018	$139,000	$138,978
Newell Brands, Inc., 2.6%, 3/29/2019	64,000	64,695
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	236,000	236,245
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	680,000	692,487
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	910,000	914,258
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	1,433,000	1,433,769

		$3,480,432
Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/2017	$450,000	$449,999
Arrow Electronics, Inc., 3%, 3/01/2018	141,000	141,826
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	593,000	599,415

		$1,191,240
Electronics - 0.3%
Tyco Electronics Group S.A., 2.375%, 12/17/2018	$155,000	$155,896
Xilinx, Inc., 2.125%, 3/15/2019	480,000	481,519

		$637,415
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$548,000	$558,275
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	627,000	625,882

		$1,184,157
Emerging Market Sovereign - 0.3%
State of Qatar, 2.375%, 6/02/2021 (n)	$540,000	$534,676

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - 0.6%
BP Capital Markets PLC, 2.521%, 1/15/2020	$403,000	$410,058
Shell International Finance B.V., 1.375%, 5/10/2019	830,000	827,385

		$1,237,443
Financial Institutions - 0.3%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$340,000	$340,471
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	200,000	200,532

		$541,003
Food & Beverages - 3.5%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$1,487,000	$1,490,622
Anheuser-Busch InBev Finance, Inc., 2.15%, 2/01/2019	675,000	679,492
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	708,000	722,385
General Mills, Inc., 1.4%, 10/20/2017	1,000,000	999,930
Ingredion, Inc., 1.8%, 9/25/2017	167,000	167,003
J.M. Smucker Co., 1.75%, 3/15/2018	250,000	250,085
Kraft Heinz Foods Co., 6.125%, 8/23/2018	900,000	937,099
Mondelez International, Inc., FLR, 1.924%, (U.S. LIBOR-3mo. + 0.61%) 10/28/2019 (n)	1,010,000	1,013,930
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	260,000	290,188
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	607,000	605,860
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	52,000	52,372

		$7,208,966
Food & Drug Stores - 0.6%
CVS Health Corp., 1.9%, 7/20/2018	$800,000	$802,135
CVS Health Corp., 2.8%, 7/20/2020	490,000	500,527

		$1,302,662
Insurance - 1.5%
American International Group, Inc., 2.3%, 7/16/2019	$180,000	$181,353
American International Group, Inc., 3.3%, 3/01/2021	860,000	890,036
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	900,000	902,169
Metropolitan Life Global Funding I, FLR, 1.697%, (U.S. LIBOR-3mo. + 0.43%) 12/19/2018 (n)	1,000,000	1,003,870
Voya Financial, Inc., 2.9%, 2/15/2018	82,000	82,481

		$3,059,909
Insurance - Health - 0.0%
Aetna, Inc., 1.5%, 11/15/2017	$94,000	$93,998

Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$600,000	$605,944

International Market Quasi-Sovereign - 3.8%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$650,000	$649,999
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	670,000	673,139
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,060,000	1,049,898
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	1,090,000	1,074,644
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	310,000	312,139
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	340,000	342,157
Electricite de France, 2.15%, 1/22/2019 (n)	650,000	653,055
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	630,000	623,463
Kommunalbanken A.S., 1%, 3/15/2018 (n)	190,000	189,677
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	790,000	790,585
Swedish Export Credit Corp., 1.125%, 8/28/2019	1,470,000	1,456,403

		$7,815,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/2019	$328,000	$330,921

Local Authorities - 1.1%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$1,292,000	$1,279,584
Province of Ontario, 1.1%, 10/25/2017	900,000	899,746

		$2,179,330
Machinery & Tools - 0.8%
John Deere Capital Corp., 1.6%, 7/13/2018	$1,550,000	$1,551,666

Major Banks - 12.7%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$460,000	$462,227
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	600,000	599,907
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	1,306,000	1,309,512
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	1,000,000	1,009,203
Bank of Montreal, 1.45%, 4/09/2018	1,700,000	1,700,076
Barclays PLC, 3.25%, 1/12/2021	1,450,000	1,481,848
BNP Paribas, 2.7%, 8/20/2018	580,000	585,980
Commonwealth Bank of Australia, 2.3%, 9/06/2019	843,000	850,401
Commonwealth Bank of Australia, FLR, 1.489%, (U.S. LIBOR-3mo. + 0.27%) 9/08/2017 (n)	500,000	500,005
Credit Agricole, “A”, FLR, 2.734%, (U.S. LIBOR-3mo. + 1.43%) 1/10/2022 (n)	410,000	418,569
Credit Suisse Group AG, “A”, 3.574%, 1/09/2023 (n)	690,000	709,758
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	576,000	591,090
ING Bank N.V., 1.8%, 3/16/2018 (n)	1,500,000	1,501,975
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	400,000	408,718
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	415,000	424,518
Mizuho Bank Ltd., FLR, 2.497%, (U.S. LIBOR-3mo. + 1.19%) 10/20/2018 (n)	260,000	262,714
Morgan Stanley, 2.375%, 7/23/2019	1,000,000	1,007,713
Morgan Stanley, 2.65%, 1/27/2020	1,100,000	1,117,373
PNC Bank N.A., 1.5%, 10/18/2017	660,000	659,970
PNC Bank N.A., 1.6%, 6/01/2018	620,000	620,468
PNC Bank N.A., 2.25%, 7/02/2019	650,000	655,441
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	271,000	271,225
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	790,000	799,028
Sumitomo Mitsui Banking Corp., FLR, 1.976%, (U.S. LIBOR-3mo. + 0.67%) 10/19/2018	880,000	884,342
Svenska Handelsbanken AB, 2.25%, 6/17/2019	842,000	848,680
Swedbank AB, 2.125%, 9/29/2017 (n)	1,461,000	1,461,808
Toronto-Dominion Bank, 1.75%, 7/23/2018	1,000,000	1,001,797
Toronto-Dominion Bank, 1.45%, 9/06/2018	1,200,000	1,198,802
UBS Group Funding (Jersey) Ltd., 3%, 4/15/2021 (n)	1,000,000	1,017,511
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	1,148,000	1,181,291
Westpac Banking Corp., 1.55%, 5/25/2018	420,000	420,105

		$25,962,055
Medical & Health Technology & Services - 1.3%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$842,000	$854,063
Becton, Dickinson and Co., 2.404%, 6/05/2020	377,000	379,032
Becton, Dickinson and Co., 2.894%, 6/06/2022	452,000	453,983
Catholic Health Initiatives, 1.6%, 11/01/2017	250,000	249,999
Covidien International Finance S.A., 6%, 10/15/2017	231,000	232,120
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	400,000	404,936

		$2,574,133
Medical Equipment - 1.2%
Abbott Laboratories, 2.35%, 11/22/2019	$850,000	$857,484
Abbott Laboratories, 2.9%, 11/30/2021	680,000	691,726

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical Equipment - continued
Medtronic, Inc., 1.5%, 3/15/2018	$190,000	$189,996
Zimmer Holdings, Inc., 2%, 4/01/2018	750,000	751,035

		$2,490,241
Metals & Mining - 0.3%
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	$270,000	$270,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	420,000	420,290

		$690,290
Midstream - 1.7%
EL Paso LLC, 6.5%, 9/15/2020	$858,000	$956,495
Enbridge, Inc., 2.9%, 7/15/2022	565,000	568,638
Energy Transfer Partners LP, 2.5%, 6/15/2018	280,000	281,335
EnLink Midstream Partners LP, 2.7%, 4/01/2019	236,000	236,325
Enterprise Products Operating LP, 6.5%, 1/31/2019	400,000	424,905
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	340,000	340,182
ONEOK Partners LP, 3.2%, 9/15/2018	450,000	455,171
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	195,000	195,077

		$3,458,128
Mortgage-Backed - 0.5%
Fannie Mae, 4%, 12/01/2025	$324,130	$339,208
Fannie Mae, 3%, 12/01/2031	636,741	658,408
Fannie Mae, FLR, 1.514% (LIBOR-1mo. + 0.29%), 12/25/2017	33,547	33,525
Fannie Mae, FLR, 1.511% (LIBOR-1mo. + 0.25%), 5/25/2018	58,705	58,703
Freddie Mac, 0%, 2/15/2036 (i)	99,974	4,863

		$1,094,707
Natural Gas - Distribution - 0.3%
Engie, 1.625%, 10/10/2017 (n)	$550,000	$549,991

Network & Telecom - 2.3%
AT&T, Inc., 2.3%, 3/11/2019	$560,000	$563,595
AT&T, Inc., 2.45%, 6/30/2020	1,190,000	1,200,167
AT&T, Inc., 2.85%, 2/14/2023	405,000	403,900
AT&T, Inc., FLR, 2.227%, (U.S. LIBOR-3mo. + 0.91%) 11/27/2018	780,000	786,214
British Telecommunications PLC, 2.35%, 2/14/2019	580,000	583,973
Verizon Communications, Inc., 4.5%, 9/15/2020	1,036,000	1,111,318

		$4,649,167
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$750,000	$750,490

Oils - 0.5%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$1,068,000	$1,077,269

Other Banks & Diversified Financials - 6.7%
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	$866,000	$867,822
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	1,300,000	1,301,923
BPCE S.A., 1.625%, 1/26/2018	660,000	659,890
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,200,000	1,195,272
Capital One Financial Corp., 2.5%, 5/12/2020	563,000	568,147
Citizens Bank N.A., 2.3%, 12/03/2018	750,000	753,779
Citizens Bank N.A., 2.25%, 3/02/2020	460,000	462,006
Citizens Bank N.A., 2.55%, 5/13/2021	250,000	252,168
Compass Bank, 2.875%, 6/29/2022	893,000	896,457

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Discover Bank, 3.1%, 6/04/2020	$424,000	$434,419
Fifth Third Bancorp, 2.3%, 3/01/2019	200,000	201,464
First Republic Bank, 2.375%, 6/17/2019	250,000	251,140
Groupe BPCE S.A., 2.5%, 12/10/2018	500,000	504,682
Lloyds Bank PLC, 1.75%, 5/14/2018	1,200,000	1,201,859
Lloyds Bank PLC, 2.3%, 11/27/2018	200,000	201,855
National Australia Bank Ltd., 1.375%, 7/12/2019	610,000	605,918
National Bank of Canada, FLR, 2.159%, (U.S. LIBOR-3mo. + 0.84%) 12/14/2018	1,600,000	1,609,339
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	760,000	765,876
Santander UK PLC, 3.05%, 8/23/2018	238,000	241,191
SunTrust Banks, Inc., 2.7%, 1/27/2022	675,000	683,036

		$13,658,243
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$204,000	$204,683

Pharmaceuticals - 4.2%
AbbVie, Inc., 1.8%, 5/14/2018	$1,000,000	$1,001,024
Actavis Funding SCS, 2.35%, 3/12/2018	568,000	569,846
Actavis Funding SCS, 3%, 3/12/2020	515,000	525,542
Amgen, Inc., 2.2%, 5/11/2020	1,126,000	1,133,849
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	900,000	899,966
Biogen, Inc., 2.9%, 9/15/2020	500,000	511,711
Celgene Corp., 2.125%, 8/15/2018	670,000	672,954
EMD Finance LLC, 1.7%, 3/19/2018 (n)	1,000,000	1,001,432
Gilead Sciences, Inc., 1.85%, 9/04/2018	700,000	702,971
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	1,460,000	1,456,060

		$8,475,355
Real Estate - Healthcare - 0.1%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$150,000	$150,256

Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$200,000	$200,220
Vornado Realty LP, REIT, 2.5%, 6/30/2019	325,000	328,063

		$528,283
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$167,000	$166,985
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	350,000	350,007

		$516,992
Restaurants - 0.2%
McDonald’s Corp., 2.1%, 12/07/2018	$410,000	$412,656

Retailers - 0.2%
Dollar General Corp., 1.875%, 4/15/2018	$90,000	$90,118
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	233,000	233,319

		$323,437
Specialty Chemicals - 0.2%
Airgas, Inc., 3.05%, 8/01/2020	$330,000	$338,862

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supranational - 0.4%
Corporacion Andina de Fomento, FLR, 1.861%, (U.S. LIBOR-3mo. + 0.55%) 1/29/2018	$50,000	$50,010
Corporacion Andina de Fomento, 2%, 5/10/2019	820,000	821,789

		$871,799
Telecommunications - Wireless - 0.8%
American Tower Corp., 2.8%, 6/01/2020	$280,000	$285,228
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	500,000	499,297
SBA Tower Trust, 2.898%, 10/15/2044 (n)	473,000	475,549
SBA Tower Trust, 2.877%, 7/10/2046 (n)	305,000	309,014

		$1,569,088
Tobacco - 1.7%
BAT Capital Corp., 2.297%, 8/14/2020 (z)	$990,000	$994,509
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	680,000	680,273
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	1,106,000	1,126,366
Reynolds American, Inc., 2.3%, 6/12/2018	580,000	582,292

		$3,383,440
Transportation - Services - 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$840,000	$845,976

U.S. Government Agencies and Equivalents - 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$430,000	$433,557
Small Business Administration, 2.25%, 7/01/2021	185,481	187,808

		$621,365
U.S. Treasury Obligations - 6.4%
U.S. Treasury Notes, 1.875%, 2/28/2022 (f)	$11,000,000	$11,098,828
U.S. Treasury Notes, 1.75%, 9/30/2019	2,000,000	2,016,484

		$13,115,312
Utilities - Electric Power - 4.8%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$220,000	$220,027
Dominion Energy, Inc., 2.579%, 7/01/2020	539,000	544,157
Dominion Resources, Inc., 2.962%, 7/01/2019	410,000	416,334
Dominion Resources, Inc., 2.5%, 12/01/2019	650,000	657,615
Emera U.S. Finance LP, 2.15%, 6/15/2019	645,000	645,951
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	410,000	410,472
Eversource Energy, 1.6%, 1/15/2018	600,000	599,551
Eversource Energy, 2.5%, 3/15/2021	500,000	503,844
FirstEnergy Corp., 2.85%, 7/15/2022	282,000	282,946
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	1,934,000	1,934,000
PG&E Corp., 2.4%, 3/01/2019	364,000	366,508
Southern Co., 2.45%, 9/01/2018	50,000	50,341
Southern Co., 1.85%, 7/01/2019	1,150,000	1,150,951
Southern Power Co., 1.85%, 12/01/2017	960,000	960,375
Virginia Electric & Power Co., 1.2%, 1/15/2018	410,000	409,477
Xcel Energy, Inc., 2.4%, 3/15/2021	590,000	595,379

		$9,747,928
Total Bonds		$190,847,307

Short-Term Obligations (y) - 1.9%
Bank of Nova Scotia, 1.44%, 9/01/2017	$2,620,000	$2,620,018
Credit Agricole, 1.43%, 9/01/2017	1,190,000	1,190,008
Total Short-Term Obligations		$3,810,026

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 4.1%
Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	8,362,572	$8,362,572

Other Assets, Less Liabilities - 0.2%		462,030
Net Assets - 100.0%		$203,481,935

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $8,362,572 and $194,657,333, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,478,585, representing 35.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BAT Capital Corp., 2.297%, 8/14/2020	8/08/17	$990,000	$994,509
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029	8/01/17	255,965	256,716
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023	8/08/17	430,955	431,692
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032	8/29/17	696,922	696,922
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021	3/15/17	509,917	514,159
TICP CLO Ltd., FLR, 3.557%, (U.S. LIBOR-3mo. + 2.25%) 1/20/2027	3/20/17	502,000	504,710
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025	4/28/17	564,000	566,512
Total Restricted Securities			$3,965,220
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone

Portfolio of Investments (unaudited) – continued

NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/17

Forward Foreign Currency Exchange Contracts at 8/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
Asset Derivatives
AUD	9,354,086	USD	7,354,940	JPMorgan Chase Bank	11/15/2017	$74,385
CAD	7,856,437	USD	6,188,528	JPMorgan Chase Bank	11/15/2017	107,278
CHF	513,890	USD	535,922	Goldman Sachs International	11/15/2017	2,467
GBP	3,600,366	USD	4,664,000	JPMorgan Chase Bank	11/15/2017	2,716
JPY	147,503,302	USD	1,343,000	JPMorgan Chase Bank	11/15/2017	3,220
NOK	35,136,322	USD	4,418,718	Goldman Sachs International	11/15/2017	117,181
NOK	53,466,059	USD	6,800,986	JPMorgan Chase Bank	11/15/2017	101,179
SEK	37,434,270	USD	4,699,888	Goldman Sachs International	11/15/2017	30,443
USD	130,000	EUR	108,663	Goldman Sachs International	11/15/2017	145
USD	8,123,000	NZD	11,287,526	Goldman Sachs International	11/15/2017	29,561
USD	2,503,563	GBP	1,919,759	JPMorgan Chase Bank	11/15/2017	15,213

						$483,788

Liability Derivatives
JPY	808,493,760	USD	7,395,763	JPMorgan Chase Bank	11/15/2017	$(16,872)
NZD	972,913	USD	706,087	Goldman Sachs International	11/15/2017	(8,484)
USD	208,000	CHF	198,571	Goldman Sachs International	11/15/2017	(37)
USD	3,939,484	EUR	3,337,629	Goldman Sachs International	11/15/2017	(49,068)
USD	5,353,000	AUD	6,779,571	JPMorgan Chase Bank	11/15/2017	(31,560)
USD	12,622,015	CHF	12,105,863	JPMorgan Chase Bank	11/15/2017	(60,971)
USD	1,671,430	EUR	1,415,827	JPMorgan Chase Bank	11/15/2017	(20,519)

						$(187,511)

Futures Contracts at 8/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	23	$2,824,557	September - 2017	$26,474
ASX SPI 200 Index	Short	AUD	75	8,478,141	September - 2017	12,322
BIST 30 Index	Long	TRY	1,936	7,723,315	October - 2017	21,402
Bovespa Index	Short	BRL	206	4,676,449	October - 2017	17,116
FTSE 100 Index	Long	GBP	96	9,226,527	September - 2017	17,065
FTSE MIB Index	Long	EUR	64	8,252,390	September - 2017	233,212
Hang Seng China ENT Index	Short	HKD	79	5,689,474	September - 2017	35,166
Hang Seng Index	Long	HKD	44	7,853,739	September - 2017	32,900
Mexican Bolsa Index	Short	MXN	7	200,695	September - 2017	263
MSCI Singapore Index	Long	SGD	306	8,242,671	September - 2017	57,735
MSCI Taiwan Index	Long	USD	193	7,646,660	September - 2017	11,404
Russell 2000 Index	Short	USD	124	8,707,280	September - 2017	106,372
S&P TSX 60 Index	Short	CAD	60	8,562,162	September - 2017	140,134
Topix Index	Long	JPY	8	1,179,606	September - 2017	13,746

						$725,311

Portfolio of Investments (unaudited) – continued

Futures Contracts at 8/31/17 - continued

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Euro Bund	Long	EUR	62	$12,184,208	September - 2017	$8,662
U.S. Treasury Note 2 yr	Long	USD	92	19,900,750	December - 2017	5,425

						$14,087

						$739,398

Equity Futures
CAC 40 Index	Long	EUR	74	$4,479,104	September - 2017	$(42,044)
DAX Index	Long	EUR	2	718,198	September - 2017	(39,320)
FTSE JSE Top 40 Index	Short	ZAR	163	6,243,838	September - 2017	(505,587)
IBEX Index	Long	EUR	48	5,887,299	September - 2017	(95,068)
KOSPI Index	Long	KRW	112	7,648,102	September - 2017	(93,541)
NIFTY Index	Short	USD	314	6,241,064	September - 2017	(3,990)
OMX Index	Short	SEK	289	5,617,601	September - 2017	(45,025)
S&P 500 E-Mini Index	Short	USD	61	7,533,805	September - 2017	(92,484)

						$(917,059)

Interest Rate Futures
Australian Treasury Bond 10 yr	Long	AUD	200	$20,454,105	September - 2017	$(220,743)
Japanese Government Bond 10 yr	Short	JPY	12	16,495,566	September - 2017	(32,409)
Long Gilt 10 yr	Long	GBP	32	5,267,572	December - 2017	(16,626)
U.S. Treasury Note 10 yr	Short	USD	204	25,904,813	December - 2017	(54,552)
U.S. Treasury Note 5 yr	Long	USD	14	1,659,000	December - 2017	(1,362)

						$(325,692)

						$(1,242,751)

Swap Agreements at 8/31/17

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/Frequency	Cash Flows to Pay/Frequency	Value	Net Unamortized Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Asset Derivatives
Total Return Swap Agreements
12/20/17	USD	20,490,000	Goldman Sachs International	(1)	1.273% FLR (3 month LIBOR)/quarterly	$198,173	$—	$198,173

(1)	Fund to pay notional amount multiplied by the rate of return of the iBoxx $ Liquid High Yield Index.

At August 31, 2017, the fund had liquid securities with an aggregate value of $7,875,089 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$13,736,679	$—	$13,736,679
Non-U.S. Sovereign Debt	—	10,405,790	—	10,405,790
U.S. Corporate Bonds	—	76,307,730	—	76,307,730
Residential Mortgage-Backed Securities	—	2,849,722	—	2,849,722
Commercial Mortgage-Backed Securities	—	3,081,329	—	3,081,329
Asset-Backed Securities (including CDOs)	—	35,975,192	—	35,975,192
Foreign Bonds	—	52,300,891	—	52,300,891
Mutual Funds	8,362,572	—	—	8,362,572
Total	$8,362,572	$194,657,333	$—	$203,019,905

Other Financial Instruments
Futures Contracts - Assets	$739,398	$—	$—	$739,398
Futures Contracts - Liabilities	(1,242,751)	—	—	(1,242,751)
Swap Agreements - Assets	—	198,173	—	198,173
Forward Foreign Currency Exchange Contracts - Assets	—	483,788	—	483,788
Forward Foreign Currency Exchange Contracts - Liabilities	—	(187,511)	—	(187,511)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$202,758,680
Gross unrealized appreciation	923,225
Gross unrealized depreciation	(662,000)
Net unrealized appreciation (depreciation)	$261,225

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		14,140,650	17,996,325	(23,774,403)	8,362,572

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$114	$(266)	$—	$25,834	$8,362,572

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2017, are as follows:

United States	48.1%
United Kingdom	12.4%
Germany	7.4%
Australia	7.2%
France	5.6%
South Korea	4.4%
Italy	4.3%
Singapore	4.1%
Japan	(4.9)%
Other Countries	11.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT
August 31, 2017
MFS®  Aggressive Growth Allocation Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
International Stock Funds – 30.0%
MFS Emerging Markets Equity Fund - Class R6	990,348	$ 34,176,900
MFS International Growth Fund - Class R6	4,233,387	135,976,412
MFS International New Discovery Fund - Class R6	2,018,837	68,014,617
MFS International Value Fund - Class R6	3,273,349	135,876,701
MFS Research International Fund - Class R6	7,497,045	135,696,511
		$ 509,741,141
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	14,452,417	$ 84,113,067
MFS Global Real Estate Fund - Class R6	5,396,747	85,268,599
		$ 169,381,666
U.S. Stock Funds – 60.0%
MFS Growth Fund - Class R6	2,433,579	$ 223,037,496
MFS Mid Cap Growth Fund - Class R6	9,944,789	171,547,599
MFS Mid Cap Value Fund - Class R6	7,394,114	168,585,801
MFS New Discovery Fund - Class R6	1,433,777	43,027,646
MFS New Discovery Value Fund - Class R6	2,880,084	42,078,026
MFS Research Fund - Class R6	3,600,521	153,454,209
MFS Value Fund - Class R6	5,624,795	219,423,263
		$ 1,021,154,040
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.11% (v)	764,918	$ 764,918
Total Investment Companies		$1,701,041,765
Other Assets, Less Liabilities – (0.0)%		(440,769)
Net Assets – 100.0%		$1,700,600,996
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,701,041,765 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,701,041,765	$—	$—	$1,701,041,765
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$1,020,039,410
Gross unrealized appreciation	707,524,890
Gross unrealized depreciation	(26,522,535)
Net unrealized appreciation (depreciation)	$681,002,355
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	14,005,264	447,153	—	14,452,417
MFS Emerging Markets Equity Fund	1,073,682	—	(83,334)	990,348
MFS Global Real Estate Fund	5,408,441	33,564	(45,258)	5,396,747
MFS Growth Fund	2,568,291	—	(134,712)	2,433,579
MFS Institutional Money Market Portfolio	1,415,557	10,293,001	(10,943,640)	764,918
MFS International Growth Fund	4,501,826	217	(268,656)	4,233,387
MFS International New Discovery Fund	2,117,575	59	(98,797)	2,018,837
MFS International Value Fund	3,409,462	904	(137,017)	3,273,349
MFS Mid Cap Growth Fund	10,449,098	13	(504,322)	9,944,789
MFS Mid Cap Value Fund	7,368,930	34,446	(9,262)	7,394,114
MFS New Discovery Fund	1,470,344	101	(36,668)	1,433,777
MFS New Discovery Value Fund	2,777,438	102,646	—	2,880,084
MFS Research Fund	3,723,930	105	(123,514)	3,600,521
MFS Research International Fund	7,891,190	3,745	(397,890)	7,497,045
MFS Value Fund	5,712,667	37,580	(125,452)	5,624,795
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$—	$1,608,805	$—	$—	$84,113,067
MFS Emerging Markets Equity Fund	243,861	2,353,243	—	—	34,176,900
MFS Global Real Estate Fund	4,373	2,918,737	—	—	85,268,599
MFS Growth Fund	3,421,212	5,324,917	—	—	223,037,496
MFS Institutional Money Market Portfolio	29	—	—	964	764,918
MFS International Growth Fund	1,372,112	2,868,442	—	—	135,976,412
MFS International New Discovery Fund	512,966	1,351,425	—	—	68,014,617
MFS International Value Fund	1,142,497	357,440	—	—	135,876,701
MFS Mid Cap Growth Fund	1,593,634	4,407,882	—	—	171,547,599
MFS Mid Cap Value Fund	2,504	1,842,300	—	—	168,585,801
MFS New Discovery Fund	109,144	1,431,086	—	—	43,027,646
MFS New Discovery Value Fund	—	(318,917)	541,071	431,053	42,078,026
MFS Research Fund	775,138	4,045,192	—	—	153,454,209
3

Supplemental Information (unaudited) – continued
Affiliated Issuer − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research International Fund	$508,740	$2,896,303	$—	$—	$135,696,511
MFS Value Fund	339,328	3,735,818	—	943,665	219,423,263
	$10,025,538	$34,822,673	$541,071	$1,375,682	$1,701,041,765
4

QUARTERLY REPORT
August 31, 2017
MFS®  Conservative Allocation Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 59.9%
MFS Emerging Markets Debt Fund - Class R6	5,831,969	$ 88,470,964
MFS Emerging Markets Debt Local Currency Fund - Class R6	8,077,241	58,963,862
MFS Global Bond Fund - Class R6	16,324,332	146,755,746
MFS Government Securities Fund - Class R6	29,669,310	293,726,170
MFS High Income Fund - Class R6	42,517,231	147,109,620
MFS Inflation-Adjusted Bond Fund - Class R6	28,186,814	293,988,473
MFS Limited Maturity Fund - Class R6	48,945,218	293,181,853
MFS Total Return Bond Fund - Class R6	40,770,258	440,726,487
		$ 1,762,923,175
International Stock Funds – 8.0%
MFS International Growth Fund - Class R6	1,831,790	$ 58,837,093
MFS International Value Fund - Class R6	1,416,719	58,808,001
MFS Research International Fund - Class R6	6,482,453	117,332,409
		$ 234,977,503
Specialty Funds – 4.0%
MFS Absolute Return Fund - Class R6	6,039,623	$ 58,523,944
MFS Commodity Strategy Fund - Class R6 (v)	5,072,978	29,524,732
MFS Global Real Estate Fund - Class R6	1,869,027	29,530,623
		$ 117,579,299
U.S. Stock Funds – 28.0%
MFS Growth Fund - Class R6	1,941,488	$ 177,937,386
MFS Mid Cap Growth Fund - Class R6	6,876,421	118,618,262
MFS Mid Cap Value Fund - Class R6	5,111,368	116,539,192
MFS New Discovery Fund - Class R6	990,252	29,717,445
MFS New Discovery Value Fund - Class R6	2,006,023	29,307,998
MFS Research Fund - Class R6	4,152,470	176,978,273
MFS Value Fund - Class R6	4,495,276	175,360,730
		$ 824,459,286
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	2,054,541	$ 2,054,541
Total Investment Companies		$2,941,993,804
Other Assets, Less Liabilities – (0.0)%		(349,487)
Net Assets – 100.0%		$2,941,644,317
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,941,993,804 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,941,993,804	$—	$—	$2,941,993,804
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$2,391,122,605
Gross unrealized appreciation	566,236,795
Gross unrealized depreciation	(15,365,596)
Net unrealized appreciation (depreciation)	$550,871,199
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,152,193	36,058	(148,628)	6,039,623
MFS Commodity Strategy Fund	4,987,570	214,673	(129,265)	5,072,978
MFS Emerging Markets Debt Fund	5,921,924	71,804	(161,759)	5,831,969
MFS Emerging Markets Debt Local Currency Fund	8,395,687	115,878	(434,324)	8,077,241
MFS Global Bond Fund	16,893,808	128,397	(697,873)	16,324,332
MFS Global Real Estate Fund	1,911,880	12,287	(55,140)	1,869,027
MFS Government Securities Fund	29,839,761	297,755	(468,206)	29,669,310
MFS Growth Fund	2,035,203	6,429	(100,144)	1,941,488
MFS High Income Fund	42,692,782	678,377	(853,928)	42,517,231
MFS Inflation-Adjusted Bond Fund	28,141,199	350,578	(304,963)	28,186,814
MFS Institutional Money Market Portfolio	767,771	26,573,251	(25,286,481)	2,054,541
MFS International Growth Fund	1,916,847	4,903	(89,960)	1,831,790
MFS International Value Fund	1,455,526	4,056	(42,863)	1,416,719
MFS Limited Maturity Fund	49,105,422	496,188	(656,392)	48,945,218
MFS Mid Cap Growth Fund	7,174,595	25,929	(324,103)	6,876,421
MFS Mid Cap Value Fund	5,199,733	41,041	(129,406)	5,111,368
MFS New Discovery Fund	1,020,535	5,154	(35,437)	990,252
MFS New Discovery Value Fund	1,957,154	73,930	(25,061)	2,006,023
MFS Research Fund	4,306,955	3,824	(158,309)	4,152,470
MFS Research International Fund	6,739,085	16,093	(272,725)	6,482,453
MFS Total Return Bond Fund	41,291,639	367,637	(889,018)	40,770,258
MFS Value Fund	4,631,715	32,862	(169,301)	4,495,276
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(64,149)	$737,489	$—	$173,776	$58,523,944
MFS Commodity Strategy Fund	(482,297)	1,071,742	—	—	29,524,732
MFS Emerging Markets Debt Fund	(16,437)	1,070,435	—	1,035,851	88,470,964
MFS Emerging Markets Debt Local Currency Fund	(399,388)	2,380,292	—	648,061	58,963,862
MFS Global Bond Fund	(1,063,013)	4,559,760	—	631,018	146,755,746
MFS Global Real Estate Fund	46,489	980,741	—	—	29,530,623
3

Supplemental Information (unaudited) – continued
Affiliated Issuer − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(285,367)	$879,907	$—	$2,010,626	$293,726,170
MFS Growth Fund	4,322,653	2,650,173	—	—	177,937,386
MFS High Income Fund	(83,147)	(341,821)	—	1,851,382	147,109,620
MFS Inflation-Adjusted Bond Fund	(261,455)	274,050	—	1,273,350	293,988,473
MFS Institutional Money Market Portfolio	(288)	15	—	4,369	2,054,541
MFS International Growth Fund	527,659	1,296,492	—	—	58,837,093
MFS International Value Fund	625,399	26,412	—	—	58,808,001
MFS Limited Maturity Fund	(135,487)	625,260	—	1,338,482	293,181,853
MFS Mid Cap Growth Fund	2,244,329	1,899,994	—	—	118,618,262
MFS Mid Cap Value Fund	974,053	361,021	—	—	116,539,192
MFS New Discovery Fund	183,022	886,966	—	—	29,717,445
MFS New Discovery Value Fund	32,795	(241,522)	375,670	299,283	29,307,998
MFS Research Fund	2,265,280	3,289,408	—	—	176,978,273
MFS Research International Fund	653,889	2,273,716	—	—	117,332,409
MFS Total Return Bond Fund	(121,235)	2,988,208	—	2,938,325	440,726,487
MFS Value Fund	1,817,535	1,484,943	—	750,681	175,360,730
	$10,780,840	$29,153,681	$375,670	$12,955,204	$2,941,993,804
4

QUARTERLY REPORT
August 31, 2017
MFS®  Emerging Markets Equity Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Airlines – 0.5%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	27,454	$ 5,591,282
Alcoholic Beverages – 2.8%
AmBev S.A., ADR	2,961,245	$ 18,537,394
Becle S.A.B. de C.V. (a)	585,900	1,025,368
China Resources Enterprise Ltd.	5,404,000	13,562,222
		$ 33,124,984
Apparel Manufacturers – 0.8%
Stella International Holdings	5,157,000	$ 9,133,440
Automotive – 1.3%
Kia Motors Corp.	216,073	$ 6,793,001
Mahindra & Mahindra Ltd.	429,687	9,039,214
		$ 15,832,215
Business Services – 1.8%
Cognizant Technology Solutions Corp., “A”	307,905	$ 21,790,437
Cable TV – 1.7%
Naspers Ltd.	89,885	$ 20,320,868
Computer Software - Systems – 2.3%
EPAM Systems, Inc. (a)	140,714	$ 11,444,269
Globant S.A. (a)	230,230	8,953,645
Linx S.A.	1,099,300	6,401,248
		$ 26,799,162
Construction – 2.2%
PT Indocement Tunggal Prakarsa Tbk.	2,719,400	$ 4,035,686
Techtronic Industries Co. Ltd.	4,252,000	22,005,047
		$ 26,040,733
Consumer Products – 0.9%
Dabur India Ltd.	2,151,566	$ 10,605,322
Consumer Services – 6.8%
51job, Inc., ADR (a)	288,715	$ 17,149,671
China Maple Leaf Educational Systems	8,179,000	6,939,726
Ctrip.com International Ltd., ADR (a)	356,174	18,325,152
Kroton Educacional S.A.	2,618,000	14,945,268
MakeMyTrip Ltd. (a)	342,869	11,691,833
SEEK Ltd.	925,986	12,329,883
		$ 81,381,533
Electrical Equipment – 1.1%
LS Industrial Systems Co. Ltd.	259,280	$ 13,382,490
Electronics – 10.6%
Samsung Electronics Co. Ltd.	29,919	$ 61,451,227
Silicon Motion Technology Corp., ADR	266,900	12,173,309
Taiwan Semiconductor Manufacturing Co. Ltd.	7,375,695	52,912,223
		$ 126,536,759
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.1%
Gran Tierra Energy, Inc. (a)	2,960,020	$ 6,068,189
Ultrapar Participacoes S.A.	275,540	6,429,281
		$ 12,497,470
Energy - Integrated – 2.4%
LUKOIL PJSC, ADR	476,365	$ 23,937,341
YPF S.A., ADR	241,273	4,839,937
		$ 28,777,278
Food & Beverages – 3.8%
AVI Ltd.	2,002,099	$ 15,204,179
BRF S.A. (a)	740,010	9,995,783
Orion Corp. (a)	143,376	11,100,323
Tingyi (Cayman Islands) Holding Corp.	6,502,000	8,657,425
		$ 44,957,710
Food & Drug Stores – 2.9%
Clicks Group Ltd.	1,242,579	$ 14,213,184
Dairy Farm International Holdings Ltd.	1,223,700	9,911,970
Eurocash S.A.	976,530	10,714,373
		$ 34,839,527
Forest & Paper Products – 1.3%
Fibria Celulose S.A.	1,153,207	$ 15,309,662
Furniture & Appliances – 1.4%
Coway Co. Ltd.	190,929	$ 16,729,146
General Merchandise – 0.4%
S.A.C.I. Falabella	502,799	$ 5,081,107
Insurance – 2.1%
AIA Group Ltd.	2,513,200	$ 19,284,753
Samsung Fire & Marine Insurance Co. Ltd.	23,437	5,747,012
		$ 25,031,765
Internet – 11.4%
Alibaba Group Holding Ltd., ADR (a)	369,260	$ 63,416,712
Baidu, Inc., ADR (a)	147,611	33,662,689
NAVER Corp.	13,546	9,069,909
Tencent Holdings Ltd.	705,100	29,642,897
		$ 135,792,207
Major Banks – 3.5%
China Construction Bank	29,757,490	$ 26,085,216
Industrial & Commercial Bank of China, “H”	20,650,000	15,462,927
		$ 41,548,143
Metals & Mining – 1.1%
Iluka Resources Ltd.	1,729,067	$ 13,016,719
Network & Telecom – 1.5%
VTech Holdings Ltd.	1,255,900	$ 17,653,132
Oil Services – 0.7%
Lamprell PLC (a)	6,087,375	$ 7,871,589
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 16.3%
Banco Bradesco S.A., ADR	2,352,591	$ 25,031,568
Credicorp Ltd.	42,920	8,705,893
E.Sun Financial Holding Co. Ltd.	21,318,631	13,139,154
Grupo Financiero Banorte S.A. de C.V.	1,006,545	6,863,709
Grupo Financiero Inbursa S.A. de C.V.	7,761,879	12,980,421
Housing Development Finance Corp. Ltd.	1,292,564	35,928,229
Kasikornbank Co. Ltd.	1,964,500	12,483,346
Komercni Banka A.S.	100,356	4,422,824
Kotak Mahindra Bank Ltd.	1,257,589	19,200,358
PT Bank Central Asia Tbk	4,869,900	6,916,849
Public Bank Berhad	2,203,151	10,639,709
Sberbank of Russia	3,422,460	10,827,613
Shriram Transport Finance Co. Ltd.	983,127	15,148,395
Turkiye Sinai Kalkinma Bankasi A.S.	14,869,200	6,544,239
Union National Bank	4,696,159	5,408,465
		$ 194,240,772
Pharmaceuticals – 0.9%
Genomma Lab Internacional S.A., “B” (a)	7,904,711	$ 10,128,888
Real Estate – 1.9%
Aldar Properties PJSC	8,710,226	$ 5,488,199
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	5,489,760	4,492,089
Hang Lung Properties Ltd.	5,315,000	12,931,361
		$ 22,911,649
Restaurants – 3.5%
Alsea S.A.B. de C.V.	1,673,585	$ 6,088,997
Jollibee Foods Corp.	1,518,800	7,070,123
Yum China Holdings, Inc. (a)	810,017	28,642,201
		$ 41,801,321
Specialty Chemicals – 1.4%
Astra Argo Lestari	6,306,900	$ 6,972,476
PTT Global Chemical PLC	3,992,500	9,198,201
		$ 16,170,677
Specialty Stores – 3.1%
Dufry AG (a)	146,018	$ 22,505,303
JD.com, Inc., ADR (a)	326,739	13,693,632
		$ 36,198,935
Telecommunications - Wireless – 1.0%
Mobile TeleSystems PJSC, ADR	1,166,922	$ 11,657,551
Telephone Services – 0.6%
PT XL Axiata Tbk (a)	28,101,850	$ 7,582,571
Tobacco – 0.5%
PT Hanjaya Mandala Sampoerna Tbk	20,641,400	$ 5,631,442
Trucking – 1.1%
Emergent Capital, Inc.	845,241	$ 13,555,044
Utilities - Electric Power – 1.1%
CESC Ltd.	819,115	$ 13,014,608
Total Common Stocks		$1,162,538,138
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – 0.7%
Forest & Paper Products – 0.7%
Suzano Papel e Celulose S.A.	1,556,100	$ 8,650,904
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 1.11% (v)	19,091,135	$ 19,091,135
Other Assets, Less Liabilities – (0.1)%		(1,254,064)
Net Assets – 100.0%		$1,189,026,113
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,091,135 and $1,171,189,042, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$275,240,469	$—	$—	$275,240,469
South Korea	124,273,110	—	—	124,273,110
India	114,627,959	—	—	114,627,959
Brazil	105,301,109	—	—	105,301,109
Hong Kong	90,919,705	—	—	90,919,705
Taiwan	78,224,686	—	—	78,224,686
South Africa	63,293,274	—	—	63,293,274
Mexico	47,170,754	—	—	47,170,754
Russia	35,594,892	10,827,613	—	46,422,505
Other Countries	200,389,363	25,326,108	—	225,715,471
Mutual Funds	19,091,135	—	—	19,091,135
Total	$1,154,126,456	$36,153,721	$—	$1,190,280,177
For further information regarding security characteristics, see the Portfolio of Investments.
5

Supplemental Information (unaudited) – continued
Of the level 2 investments presented above, equity investments amounting to $16,127,908 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$926,254,618
Gross unrealized appreciation	286,844,915
Gross unrealized depreciation	(22,819,356)
Net unrealized appreciation (depreciation)	$264,025,559
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,889,594	58,619,557	(59,418,016)	19,091,135
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(782)	$167	$—	$64,625	$19,091,135
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2017, are as follows:
China	23.1%
South Korea	10.5%
India	9.6%
Brazil	8.9%
Hong Kong	7.6%
Taiwan	6.6%
South Africa	5.3%
United States	4.3%
Mexico	4.0%
Other Countries	20.1%
6

QUARTERLY REPORT
August 31, 2017
MFS®  Growth
Allocation Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 19.9%
MFS Emerging Markets Debt Fund - Class R6	9,905,444	$ 150,265,586
MFS Emerging Markets Debt Local Currency Fund - Class R6	13,726,859	100,206,071
MFS Global Bond Fund - Class R6	11,083,358	99,639,387
MFS High Income Fund - Class R6	72,188,148	249,770,994
MFS Inflation-Adjusted Bond Fund - Class R6	23,885,757	249,128,449
MFS Total Return Bond Fund - Class R6	13,838,841	149,597,868
		$ 998,608,355
International Stock Funds – 19.9%
MFS Emerging Markets Equity Fund - Class R6	1,453,221	$ 50,150,654
MFS International Growth Fund - Class R6	7,785,737	250,077,867
MFS International New Discovery Fund - Class R6	2,970,442	100,074,187
MFS International Value Fund - Class R6	6,023,160	250,021,366
MFS Research International Fund - Class R6	19,307,672	349,468,864
		$ 999,792,938
Specialty Funds – 7.9%
MFS Absolute Return Fund - Class R6	5,120,407	$ 49,616,739
MFS Commodity Strategy Fund - Class R6 (v)	34,025,856	198,030,482
MFS Global Real Estate Fund - Class R6	9,531,857	150,603,348
		$ 398,250,569
U.S. Stock Funds – 52.0%
MFS Growth Fund - Class R6	6,051,807	$ 554,648,077
MFS Mid Cap Growth Fund - Class R6	26,308,367	453,819,331
MFS Mid Cap Value Fund - Class R6	19,575,223	446,315,079
MFS New Discovery Fund - Class R6	3,367,881	101,070,116
MFS New Discovery Value Fund - Class R6	6,823,314	99,688,620
MFS Research Fund - Class R6	9,418,437	401,413,773
MFS Value Fund - Class R6	14,007,525	546,433,553
		$ 2,603,388,549
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	13,089,679	$ 13,089,679
Total Investment Companies		$5,013,130,090
Other Assets, Less Liabilities – (0.0)%		(2,262,334)
Net Assets – 100.0%		$5,010,867,756
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,013,130,090 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,013,130,090	$—	$—	$5,013,130,090
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$3,402,300,668
Gross unrealized appreciation	1,693,928,006
Gross unrealized depreciation	(83,098,584)
Net unrealized appreciation (depreciation)	$1,610,829,422
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,213,504	24,960	(118,057)	5,120,407
MFS Commodity Strategy Fund	33,359,387	666,469	—	34,025,856
MFS Emerging Markets Debt Fund	10,054,591	128,136	(277,283)	9,905,444
MFS Emerging Markets Debt Local Currency Fund	14,298,358	163,594	(735,093)	13,726,859
MFS Emerging Markets Equity Fund	1,592,705	44	(139,528)	1,453,221
MFS Global Bond Fund	11,482,102	57,113	(455,857)	11,083,358
MFS Global Real Estate Fund	9,674,162	19,957	(162,262)	9,531,857
MFS Growth Fund	6,436,608	611	(385,412)	6,051,807
MFS High Income Fund	72,525,766	993,577	(1,331,195)	72,188,148
MFS Inflation-Adjusted Bond Fund	23,752,635	240,877	(107,755)	23,885,757
MFS Institutional Money Market Portfolio	7,939,564	41,780,904	(36,630,789)	13,089,679
MFS International Growth Fund	8,303,706	124	(518,093)	7,785,737
MFS International New Discovery Fund	3,136,049	29	(165,636)	2,970,442
MFS International Value Fund	6,296,981	872	(274,693)	6,023,160
MFS Mid Cap Growth Fund	27,853,381	1,049	(1,546,063)	26,308,367
MFS Mid Cap Value Fund	19,932,857	44,836	(402,470)	19,575,223
MFS New Discovery Fund	3,506,114	586	(138,819)	3,367,881
MFS New Discovery Value Fund	6,661,221	188,503	(26,410)	6,823,314
MFS Research Fund	9,865,286	814	(447,663)	9,418,437
MFS Research International Fund	20,408,748	2,464	(1,103,540)	19,307,672
MFS Total Return Bond Fund	13,965,104	113,459	(239,722)	13,838,841
MFS Value Fund	14,538,862	70,406	(601,743)	14,007,525
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(47,529)	$621,965	$—	$148,049	$49,616,739
MFS Commodity Strategy Fund	—	3,803,125	—	—	198,030,482
MFS Emerging Markets Debt Fund	(67,390)	1,859,806	—	1,764,908	150,265,586
MFS Emerging Markets Debt Local Currency Fund	(666,835)	4,046,878	—	1,107,919	100,206,071
MFS Emerging Markets Equity Fund	352,640	3,475,968	—	—	50,150,654
MFS Global Bond Fund	(723,823)	3,113,542	—	430,849	99,639,387
3

Supplemental Information (unaudited) – continued
Affiliated Issuer − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Real Estate Fund	$83,379	$5,128,376	$—	$—	$150,603,348
MFS Growth Fund	13,916,789	7,904,357	—	—	554,648,077
MFS High Income Fund	(245,040)	(482,148)	—	3,155,747	249,770,994
MFS Inflation-Adjusted Bond Fund	(99,968)	112,567	—	1,073,269	249,128,449
MFS Institutional Money Market Portfolio	407	(255)	—	28,585	13,089,679
MFS International Growth Fund	2,736,213	5,075,229	—	—	250,077,867
MFS International New Discovery Fund	888,672	1,862,205	—	—	100,074,187
MFS International Value Fund	2,333,625	442,929	—	—	250,021,366
MFS Mid Cap Growth Fund	5,111,674	10,824,019	—	—	453,819,331
MFS Mid Cap Value Fund	1,616,432	3,499,277	—	—	446,315,079
MFS New Discovery Fund	476,742	3,167,753	—	—	101,070,116
MFS New Discovery Value Fund	29,226	(766,422)	1,287,783	1,025,931	99,688,620
MFS Research Fund	2,834,744	9,836,486	—	—	401,413,773
MFS Research International Fund	1,429,678	7,361,808	—	—	349,468,864
MFS Total Return Bond Fund	(62,129)	1,035,978	—	998,847	149,597,868
MFS Value Fund	3,396,826	7,005,247	—	2,369,729	546,433,553
	$33,294,333	$78,928,690	$1,287,783	$12,103,833	$5,013,130,090
4

QUARTERLY REPORT
August 31, 2017
MFS®  International DiversificationSM  Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.8%
International Stock Funds – 99.7%
MFS Emerging Markets Equity Fund - Class R6	25,122,523	$ 866,978,272
MFS International Growth Fund - Class R6	67,281,159	2,161,070,822
MFS International New Discovery Fund - Class R6	25,658,678	864,440,873
MFS International Value Fund - Class R6	52,062,728	2,161,123,834
MFS Research International Fund - Class R6	143,264,785	2,593,092,602
		$ 8,646,706,403
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	11,724,321	$ 11,724,321
Total Investment Companies		$8,658,430,724
Other Assets, Less Liabilities – 0.2%		14,477,116
Net Assets – 100.0%		$8,672,907,840
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,658,430,724 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$8,658,430,724	$—	$—	$8,658,430,724
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$7,264,364,592
Gross unrealized appreciation	1,394,066,132
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$1,394,066,132
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	23,898,489	1,494,415	(270,381)	25,122,523
MFS Institutional Money Market Portfolio	18,120,933	133,557,416	(139,954,028)	11,724,321
MFS International Growth Fund	61,395,716	5,947,905	(62,462)	67,281,159
MFS International New Discovery Fund	23,329,998	2,400,930	(72,250)	25,658,678
MFS International Value Fund	46,577,607	5,523,730	(38,609)	52,062,728
MFS Research International Fund	129,953,107	13,471,597	(159,919)	143,264,785
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$1,764,669	$60,248,028	$—	$—	$866,978,272
MFS Institutional Money Market Portfolio	(1,478)	—	—	44,247	11,724,321
MFS International Growth Fund	793,820	62,026,773	—	—	2,161,070,822
MFS International New Discovery Fund	1,043,063	21,363,104	—	—	864,440,873
MFS International Value Fund	711,123	22,456,855	—	—	2,161,123,834
MFS Research International Fund	822,115	59,560,878	—	—	2,593,092,602
	$5,133,312	$225,655,638	$—	$44,247	$8,658,430,724
3

QUARTERLY REPORT
August 31, 2017
MFS®  International Growth Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 1.0%
Rolls-Royce Holdings PLC	4,363,592	$ 51,573,032
Alcoholic Beverages – 5.2%
AmBev S.A., ADR	4,493,328	$ 28,128,233
Carlsberg A.S., “B”	169,052	19,401,872
Diageo PLC	2,918,087	97,806,016
Pernod Ricard S.A. (l)	886,104	121,098,285
		$ 266,434,406
Apparel Manufacturers – 5.0%
Burberry Group PLC	1,844,917	$ 42,870,371
Kering S.A.	249,981	93,830,144
LVMH Moet Hennessy Louis Vuitton SE	455,362	119,394,442
		$ 256,094,957
Broadcasting – 1.7%
Publicis Groupe S.A.	559,521	$ 37,766,858
WPP PLC	2,671,796	49,059,597
		$ 86,826,455
Business Services – 8.4%
Accenture PLC, “A”	960,724	$ 125,624,270
Amadeus IT Holding S.A.	1,398,201	86,669,960
Brenntag AG	765,194	40,549,858
Compass Group PLC	3,120,273	66,655,343
Experian Group Ltd.	2,237,275	44,957,559
Intertek Group PLC	964,505	63,732,025
		$ 428,189,015
Computer Software – 4.3%
Dassault Systems S.A.	565,770	$ 55,733,886
OBIC Co. Ltd.	622,800	39,032,992
SAP AG	1,198,998	125,749,358
		$ 220,516,236
Computer Software - Systems – 1.6%
NICE Systems Ltd., ADR	1,048,527	$ 82,015,782
Construction – 0.8%
Toto Ltd.	1,131,900	$ 43,089,112
Consumer Products – 4.7%
L'Oréal	518,529	$ 109,475,176
Reckitt Benckiser Group PLC	1,044,707	99,048,817
Shiseido Co. Ltd.	737,300	30,575,801
		$ 239,099,794
Containers – 0.5%
Brambles Ltd.	3,737,921	$ 27,664,290
Electrical Equipment – 5.2%
Keyence Corp.	78,700	$ 40,991,149
Legrand S.A.	309,235	21,675,436
Mettler-Toledo International, Inc. (a)	120,534	72,933,918
Prysmian S.p.A.	1,470,596	46,252,755
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Schneider Electric S.A.	1,056,561	$ 85,189,694
		$ 267,042,952
Electronics – 3.6%
MediaTek, Inc.	2,509,000	$ 22,488,634
Mellanox Technologies Ltd. (a)	337,550	15,847,973
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,856,680	142,581,460
		$ 180,918,067
Energy - Independent – 1.1%
Caltex Australia Ltd.	1,009,591	$ 26,797,953
Oil Search Ltd.	5,295,946	28,249,176
		$ 55,047,129
Energy - Integrated – 0.8%
Suncor Energy, Inc.	1,313,293	$ 41,152,476
Food & Beverages – 5.9%
Danone S.A.	1,276,398	$ 100,514,189
Nestle S.A.	2,359,041	200,123,036
		$ 300,637,225
Food & Drug Stores – 1.2%
Sundrug Co. Ltd.	1,427,400	$ 59,142,284
Gaming & Lodging – 0.7%
Paddy Power Betfair PLC	401,417	$ 35,374,797
Insurance – 2.8%
AIA Group Ltd.	18,699,000	$ 143,484,644
Internet – 4.5%
Alibaba Group Holding Ltd., ADR (a)	792,941	$ 136,179,687
Baidu, Inc., ADR (a)	318,789	72,699,831
NAVER Corp.	31,253	20,925,874
		$ 229,805,392
Leisure & Toys – 0.3%
BANDAI NAMCO Holdings, Inc.	427,100	$ 14,316,310
Machinery & Tools – 1.4%
GEA Group AG	931,854	$ 41,045,071
Ritchie Bros. Auctioneers, Inc.	1,079,469	32,087,999
		$ 73,133,070
Major Banks – 2.6%
HSBC Holdings PLC	5,864,060	$ 56,909,063
UBS AG	4,578,250	75,432,869
		$ 132,341,932
Medical & Health Technology & Services – 1.4%
Fresenius Medical Care AG & Co. KGaA	740,067	$ 69,159,541
Medical Equipment – 3.9%
Essilor International S.A.	454,082	$ 57,326,624
QIAGEN N.V. (a)	1,272,161	40,821,863
Sonova Holding AG	196,492	33,214,822
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Terumo Corp.	1,708,700	$ 66,056,988
		$ 197,420,297
Network & Telecom – 0.6%
LM Ericsson Telephone Co., “B”	5,312,100	$ 31,134,191
Other Banks & Diversified Financials – 7.1%
Aeon Credit Service Co. Ltd.	1,597,500	$ 33,872,493
Credicorp Ltd.	248,099	50,324,401
DBS Group Holdings Ltd.	3,363,900	51,154,997
Element Fleet Management Corp.	2,565,315	19,228,307
Grupo Financiero Banorte S.A. de C.V.	5,533,027	37,730,142
Grupo Financiero Inbursa S.A. de C.V.	6,899,160	11,537,670
HDFC Bank Ltd.	4,378,014	121,753,322
Julius Baer Group Ltd.	669,978	37,448,064
		$ 363,049,396
Pharmaceuticals – 8.6%
Bayer AG	812,354	$ 103,959,742
Novartis AG	1,420,499	119,837,707
Novo Nordisk A.S., “B”	876,835	41,825,227
Roche Holding AG	676,134	171,686,354
		$ 437,309,030
Railroad & Shipping – 2.7%
Adani Ports and Special Economic Zone Ltd.	1,827,682	$ 11,234,628
Canadian National Railway Co.	1,535,210	124,336,658
		$ 135,571,286
Restaurants – 1.3%
Whitbread PLC	964,784	$ 46,883,411
Yum China Holdings, Inc. (a)	549,962	19,446,656
		$ 66,330,067
Specialty Chemicals – 6.9%
Akzo Nobel N.V.	1,025,667	$ 93,773,259
Croda International PLC	756,013	37,559,427
L'Air Liquide S.A.	559,486	68,302,452
Linde AG	363,024	69,599,717
Sika AG	4,527	32,101,361
Symrise AG	699,407	51,122,226
		$ 352,458,442
Telecommunications - Wireless – 0.9%
SoftBank Corp.	586,700	$ 47,614,840
Tobacco – 1.7%
ITC Ltd.	7,321,903	$ 32,327,989
Japan Tobacco, Inc.	1,579,700	54,086,422
		$ 86,414,411
Trucking – 0.3%
Yamato Holdings Co. Ltd.	742,500	$ 15,831,355
Total Common Stocks		$5,036,192,213
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.11% (v)	61,270,527	$ 61,270,527
Other Assets, Less Liabilities – 0.1%		5,730,324
Net Assets – 100.0%		$5,103,193,064
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $61,270,527 and $5,036,192,213, respectively.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,036,192,213	$—	$—	$5,036,192,213
Mutual Funds	61,270,527	—	—	61,270,527
Total	$5,097,462,740	$—	$—	$5,097,462,740
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2017, the value of securities loaned was $102,645,774. These loans were collateralized by U.S. Treasury obligations of $109,885,411.
5

Supplemental Information (unaudited) – continued
(3) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$3,793,154,475
Gross unrealized appreciation	1,396,596,401
Gross unrealized depreciation	(92,288,136)
Net unrealized appreciation (depreciation)	$1,304,308,265
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(4) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,619,720	158,096,794	(140,445,987)	61,270,527
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,620	$3,640	$—	$131,077	$61,270,527
(5) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2017, are as follows:
France	17.1%
Switzerland	13.1%
United Kingdom	12.9%
Germany	10.6%
Japan	8.7%
United States	5.4%
China	4.5%
Canada	4.3%
India	3.2%
Other Countries	20.2%
6

QUARTERLY REPORT
August 31, 2017
MFS®  International
Value Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 91.7%
Airlines – 0.3%
Ryanair Holdings PLC (a)	606,587	$ 68,968,942
Alcoholic Beverages – 3.8%
Heineken N.V.	4,584,630	$ 480,993,790
Pernod Ricard S.A. (l)	4,326,237	591,239,721
		$ 1,072,233,511
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	2,364,475	$ 211,433,058
Automotive – 0.3%
USS Co. Ltd.	4,357,900	$ 85,663,546
Brokerage & Asset Managers – 0.6%
Daiwa Securities Group, Inc.	15,115,000	$ 82,741,684
IG Group Holdings PLC	11,590,598	96,671,374
		$ 179,413,058
Business Services – 11.8%
Amadeus IT Holding S.A.	8,725,023	$ 540,835,967
Brenntag AG	3,507,489	185,872,056
Bunzl PLC	14,821,106	442,715,704
Compass Group PLC	32,743,629	699,470,153
Experian Group Ltd.	5,955,085	119,666,148
Intertek Group PLC	2,967,774	196,102,920
Nomura Research, Inc.	10,871,018	423,231,519
Rentokil Initial PLC	13,361,961	52,612,608
Secom Co. Ltd.	4,015,600	298,133,690
SGS S.A.	134,735	301,097,143
Sohgo Security Services Co. Ltd.	1,476,400	64,529,968
		$ 3,324,267,876
Chemicals – 2.5%
Givaudan S.A.	270,896	$ 553,684,926
Orica Ltd.	9,587,770	154,951,118
		$ 708,636,044
Computer Software – 5.0%
ANSYS, Inc. (a)	2,148,669	$ 276,791,541
Cadence Design Systems, Inc. (a)	13,862,367	544,652,400
Check Point Software Technologies Ltd. (a)	1,431,167	160,104,652
Dassault Systems S.A.	2,128,265	209,654,946
OBIC Co. Ltd.	3,548,400	222,390,285
		$ 1,413,593,824
Construction – 0.4%
Geberit AG	229,244	$ 104,731,004
Consumer Products – 9.6%
Colgate-Palmolive Co.	8,952,653	$ 641,368,061
Kao Corp.	9,733,900	607,577,403
Kobayashi Pharmaceutical Co. Ltd. (h)	4,512,200	280,332,251
KOSE Corp.	501,200	62,914,995
L'Oréal	660,471	139,442,883
Reckitt Benckiser Group PLC	8,714,138	826,188,648
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
ROHTO Pharmaceutical Co. Ltd.	5,656,500	$ 131,308,392
		$ 2,689,132,633
Containers – 1.8%
Brambles Ltd.	69,352,484	$ 513,276,557
Electrical Equipment – 5.0%
IMI PLC (h)	19,439,564	$ 285,308,503
Legrand S.A.	4,652,267	326,094,775
OMRON Corp.	4,378,700	219,861,045
Schneider Electric S.A.	4,128,304	332,861,951
Spectris PLC	5,188,925	155,264,826
Yokogawa Electric Corp.	5,552,300	86,515,577
		$ 1,405,906,677
Electronics – 8.0%
Analog Devices, Inc.	3,113,052	$ 260,469,061
ASM International N.V.	716,566	42,122,942
Halma PLC	16,426,129	232,160,176
Hirose Electric Co. Ltd.	1,885,335	261,016,043
Infineon Technologies AG	15,252,553	351,709,072
NVIDIA Corp.	718,330	121,713,835
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	17,789,092	657,662,731
Texas Instruments, Inc.	3,718,430	307,960,373
		$ 2,234,814,233
Energy - Independent – 0.5%
Cairn Energy PLC (a)	19,199,035	$ 42,577,079
INPEX Corp.	11,165,400	106,743,397
		$ 149,320,476
Food & Beverages – 10.0%
Danone S.A.	9,906,842	$ 780,147,090
ITO EN Ltd. (h)	5,661,300	208,562,014
Kerry Group PLC	3,025,285	281,741,636
Nestle S.A.	14,425,616	1,223,759,176
Nissan Foods Holdings Co. Ltd.	1,120,800	69,122,881
Toyo Suisan Kaisha Ltd. (h)	6,422,700	237,488,293
		$ 2,800,821,090
Insurance – 2.5%
Euler Hermes Group	720,341	$ 85,547,236
Fairfax Financial Holdings Ltd.	743,807	386,618,817
Hiscox Ltd.	8,374,448	138,394,674
Jardine Lloyd Thompson Group PLC	6,843,361	102,207,736
		$ 712,768,463
Leisure & Toys – 0.2%
Yamaha Corp.	1,790,900	$ 62,392,750
Machinery & Tools – 4.1%
GEA Group AG	6,530,132	$ 287,630,603
Glory Ltd.	1,944,700	66,158,894
Misumi Group, Inc.	4,605,100	118,169,710
Neopost S.A.	1,049,643	45,621,006
Nordson Corp.	1,847,060	201,883,658
Schindler Holding AG	510,351	109,313,411
Spirax Sarco Engineering PLC	3,414,425	248,133,972
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Wartsila Corp.	1,003,402	$ 69,221,309
		$ 1,146,132,563
Major Banks – 3.0%
Sumitomo Mitsui Financial Group, Inc.	5,395,900	$ 201,925,980
Svenska Handelsbanken AB, “A”	22,673,117	338,994,595
UBS AG	17,426,192	287,120,114
		$ 828,040,689
Medical Equipment – 1.9%
Dentsply Sirona, Inc.	2,825,802	$ 159,855,619
Nihon Kohden Corp. (h)	8,370,900	194,167,417
Terumo Corp.	4,881,300	188,707,191
		$ 542,730,227
Oil Services – 0.4%
Core Laboratories N.V.	1,087,454	$ 95,891,694
Other Banks & Diversified Financials – 3.7%
Bank of Ireland Group PLC (a)	8,684,631	$ 72,370,374
Chiba Bank Ltd.	11,403,000	76,341,547
DnB NOR A.S.A.	9,473,167	184,995,366
Hachijuni Bank Ltd.	11,186,700	68,177,459
ING Groep N.V.	15,046,969	266,898,850
Julius Baer Group Ltd.	1,636,275	91,458,721
Jyske Bank A.S.	1,420,192	85,452,260
Mebuki Financial Group, Inc.	18,838,670	66,831,139
North Pacific Bank Ltd.	16,768,700	50,488,377
Sydbank A.S.	1,883,144	73,458,697
		$ 1,036,472,790
Pharmaceuticals – 3.0%
Bayer AG	2,154,099	$ 275,667,477
Roche Holding AG	1,048,008	266,113,925
Santen Pharmaceutical Co. Ltd.	19,575,300	303,774,610
		$ 845,556,012
Printing & Publishing – 0.6%
RELX N.V.	8,057,407	$ 169,153,962
Real Estate – 4.4%
Deutsche Wohnen SE	11,587,568	$ 492,185,199
LEG Immobilien AG	1,704,157	172,237,892
TAG Immobilien AG	6,518,990	108,802,716
Vonovia SE	10,983,640	464,244,978
		$ 1,237,470,785
Specialty Chemicals – 1.4%
Sika AG	8,250	$ 58,501,486
Symrise AG	4,590,127	335,509,236
		$ 394,010,722
Specialty Stores – 0.2%
Esprit Holdings Ltd. (a)	92,467,621	$ 53,525,646
Telecommunications - Wireless – 1.6%
KDDI Corp.	16,824,100	$ 454,060,169
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 3.1%
British American Tobacco PLC	7,324,937	$ 457,586,565
Japan Tobacco, Inc.	12,381,100	423,909,223
		$ 881,495,788
Trucking – 1.2%
Yamato Holdings Co. Ltd.	15,441,000	$ 329,228,217
Total Common Stocks		$25,751,143,006
Preferred Stocks – 2.3%
Consumer Products – 2.3%
Henkel AG & Co. KGaA	4,799,797	$ 643,101,877
Investment Companies (h) – 5.7%
Money Market Funds – 5.7%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,604,098,912	$ 1,604,098,912
Other Assets, Less Liabilities – 0.3%		74,978,484
Net Assets – 100.0%		$28,073,322,279
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,809,957,390 and $25,188,386,405, respectively.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
JPY	Japanese Yen
Derivative Contracts at 8/31/17
Forward Foreign Currency Exchange Contracts at 8/31/17
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
EUR	117,383,500	USD	140,098,381	Deutsche Bank AG	2/23/2018	$975,668
EUR	117,383,500	USD	139,745,057	Morgan Stanley Capital Services, Inc.	2/23/2018	1,328,992
USD	489,602,812	JPY	52,776,245,500	Deutsche Bank AG	2/23/2018	5,255,180
USD	489,507,448	JPY	52,776,245,500	Morgan Stanley Capital Services, Inc.	2/23/2018	5,159,816
						$12,719,656
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$26,394,244,883	$—	$—	$26,394,244,883
Mutual Funds	1,604,098,912	—	—	1,604,098,912
Total	$27,998,343,795	$—	$—	$27,998,343,795
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts - Assets	$—	$12,719,656	$—	$12,719,656
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2017, the value of securities loaned was $395,190,261. These loans were collateralized by U.S. Treasury Obligations of $423,063,149.
5

Supplemental Information (unaudited) – continued
(3) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$20,576,223,151
Gross unrealized appreciation	7,784,481,763
Gross unrealized depreciation	(362,361,119)
Net unrealized appreciation (depreciation)	$7,422,120,644
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(4) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
IMI PLC	19,439,564	-	-	19,439,564
ITO EN Ltd.	5,661,300	-	-	5,661,300
Kobayashi Pharmaceutical Co. Ltd.	4,512,200	-	-	4,512,200
MFS Institutional Money Market Portfolio	1,155,695,971	795,647,346	(347,244,405)	1,604,098,912
Nihon Kohden Corp.	8,370,900	-	-	8,370,900
Toyo Suisan Kaisha Ltd.	5,704,200	718,500	-	6,422,700
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
IMI PLC	$-	$(28,779,844)	$-	$3,585,508	$285,308,503
ITO EN Ltd.	-	(25,557,661)	-	5,197	208,562,014
Kobayashi Pharmaceutical Co. Ltd.	-	14,285,605	-	1,125,788	280,332,251
MFS Institutional Money Market Portfolio	(7,877)	23,004	-	3,642,130	1,604,098,912
Nihon Kohden Corp.	-	7,399,978	-	-	194,167,417
Toyo Suisan Kaisha Ltd.	-	(12,238,257)	-	-	237,488,293
	$(7,877)	$(44,867,175)	$-	$8,358,623	$2,809,957,390
(5) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2017, are as follows:
Japan	21.5%
United States	15.3%
United Kingdom	14.6%
Germany	11.8%
Switzerland	11.4%
France	8.9%
Netherlands	3.4%
Australia	2.4%
Taiwan	2.3%
Other Countries	8.4%
6

QUARTERLY REPORT

August 31, 2017

MFS® MANAGED

WEALTH FUND

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer			Shares/Par		Value ($)
Investment Companies (h) - 97.7%
International Stock Funds - 30.2%
MFS Institutional International Equity Fund				292,029	$7,145,950

U.S. Stock Funds - 60.5%
MFS Value Fund - Class R6				182,582	$7,122,542
MFS Growth Fund - Class R6				78,535	7,197,718
Total U.S. Stock Funds					$14,320,260

Money Market Funds - 7.0%
MFS Institutional Money Market Portfolio, 1.11% (v)				1,650,333	$1,650,333
Total Investment Companies					$23,116,543
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Number of Contracts
Purchased Options - 0.1%
Index Options - 0.1%
Russell 2000 Index - September 2017 @ $1,330	Put	Exchange traded	$843,166	6	$846
Russell 2000 Index - December 2017 @ $1,200	Put	Exchange traded	1,545,805	11	7,810
S&P 500 Index - September 2017 @ $2,350	Put	Exchange traded	988,660	4	560
S&P 500 Index - December 2017 @ $1,950	Put	Exchange traded	2,224,485	9	3,735
S&P 500 Index - January 2018 @ $2,200	Put	Exchange traded	741,495	3	6,300
Total Purchased Options					$19,251

Other Assets, Less Liabilities - 2.2%					525,838
Net Assets - 100.0%					$23,661,632

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $23,116,543 and $19,251, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 8/31/17

Futures Contracts at 8/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Russell 1000 Mini Value Index	Short	USD	97	$5,509,115	September - 2017	$8,343

Liability Derivatives
Equity Futures
Mini MSCI EAFE Index	Short	USD	58	$5,610,920	September - 2017	$(125,073)
Russell 1000 Mini Growth Index	Short	USD	90	5,594,400	September - 2017	(228,195)

						$(353,268)

At August 31, 2017, the fund had cash collateral of $638,300 to cover any collateral or margin obligations for derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

2

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,441	$7,810	$—	$19,251
Mutual Funds	23,116,543	—	—	23,116,543
Total	$23,127,984	$7,810	$—	$23,135,794

Other Financial Instruments
Futures Contracts - Assets	$8,343	$—	$—	$8,343
Futures Contracts - Liabilities	(353,268)	—	—	(353,268)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$19,863,624
Gross unrealized appreciation	3,320,398
Gross unrealized depreciation	(48,228)
Net unrealized appreciation (depreciation)	$3,272,170

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund		82,405	2,337	(6,207)	78,535
MFS Institutional International Equity Fund		298,430	10,790	(17,191)	292,029
MFS Institutional Money Market Portfolio		1,756,339	3,172,641	(3,278,647)	1,650,333
MFS Value Fund		186,867	7,505	(11,790)	182,582

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$110,597	$170,947	$—	$—	$7,197,718
MFS Institutional International Equity Fund	57,178	116,263	—	—	7,145,950
MFS Institutional Money Market Portfolio	(7)	10	—	4,629	1,650,333
MFS Value Fund	54,886	79,976	—	30,437	7,122,542

	$222,654	$367,196	$—	$35,066	$23,116,543

3

QUARTERLY REPORT
August 31, 2017
MFS®  Moderate
Allocation Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 39.9%
MFS Emerging Markets Debt Fund - Class R6	11,535,911	$ 174,999,769
MFS Emerging Markets Debt Local Currency Fund - Class R6	15,986,617	116,702,300
MFS Global Bond Fund - Class R6	32,297,711	290,356,425
MFS Government Securities Fund - Class R6	58,673,730	580,869,930
MFS High Income Fund - Class R6	84,113,127	291,031,419
MFS Inflation-Adjusted Bond Fund - Class R6	39,027,153	407,053,207
MFS Total Return Bond Fund - Class R6	43,010,803	464,946,783
		$ 2,325,959,833
International Stock Funds – 13.0%
MFS International Growth Fund - Class R6	5,439,877	$ 174,728,858
MFS International New Discovery Fund - Class R6	1,729,541	58,268,243
MFS International Value Fund - Class R6	4,207,614	174,658,039
MFS Research International Fund - Class R6	19,249,571	348,417,231
		$ 756,072,371
Specialty Funds – 6.0%
MFS Absolute Return Fund - Class R6	5,965,525	$ 57,805,934
MFS Commodity Strategy Fund - Class R6 (v)	30,006,526	174,637,981
MFS Global Real Estate Fund - Class R6	7,396,102	116,858,419
		$ 349,302,334
U.S. Stock Funds – 41.0%
MFS Growth Fund - Class R6	5,114,582	$ 468,751,482
MFS Mid Cap Growth Fund - Class R6	23,785,185	410,294,435
MFS Mid Cap Value Fund - Class R6	17,693,567	403,413,325
MFS New Discovery Fund - Class R6	2,934,946	88,077,717
MFS New Discovery Value Fund - Class R6	5,944,598	86,850,577
MFS Research Fund - Class R6	10,954,015	466,860,135
MFS Value Fund - Class R6	11,844,931	462,070,777
		$ 2,386,318,448
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.11% (v)	5,223,127	$ 5,223,127
Total Investment Companies		$5,822,876,113
Other Assets, Less Liabilities – (0.0)%		(2,604,503)
Net Assets – 100.0%		$5,820,271,610
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,822,876,113 and $0, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,822,876,113	$—	$—	$5,822,876,113
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$4,413,450,260
Gross unrealized appreciation	1,496,287,499
Gross unrealized depreciation	(86,861,646)
Net unrealized appreciation (depreciation)	$1,409,425,853
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,117,056	21,361	(172,892)	5,965,525
MFS Commodity Strategy Fund	29,520,904	491,452	(5,830)	30,006,526
MFS Emerging Markets Debt Fund	11,792,005	138,414	(394,508)	11,535,911
MFS Emerging Markets Debt Local Currency Fund	16,739,266	180,145	(932,794)	15,986,617
MFS Global Bond Fund	33,648,324	143,974	(1,494,587)	32,297,711
MFS Global Real Estate Fund	7,579,515	7,531	(190,944)	7,396,102
MFS Government Securities Fund	59,206,467	471,631	(1,004,368)	58,673,730
MFS Growth Fund	5,421,964	1,905	(309,287)	5,114,582
MFS High Income Fund	85,028,323	1,074,974	(1,990,170)	84,113,127
MFS Inflation-Adjusted Bond Fund	39,061,305	331,830	(365,982)	39,027,153
MFS Institutional Money Market Portfolio	1,054	40,707,910	(35,485,837)	5,223,127
MFS International Growth Fund	5,759,174	866	(320,163)	5,439,877
MFS International New Discovery Fund	1,817,551	35	(88,045)	1,729,541
MFS International Value Fund	4,368,877	1,291	(162,554)	4,207,614
MFS Mid Cap Growth Fund	25,094,907	10,818	(1,320,540)	23,785,185
MFS Mid Cap Value Fund	18,142,807	36,545	(485,785)	17,693,567
MFS New Discovery Fund	3,061,031	5,430	(131,515)	2,934,946
MFS New Discovery Value Fund	5,853,428	163,168	(71,998)	5,944,598
MFS Research Fund	11,473,003	3,633	(522,621)	10,954,015
MFS Research International Fund	20,244,725	6,309	(1,001,463)	19,249,571
MFS Total Return Bond Fund	43,728,904	310,357	(1,028,458)	43,010,803
MFS Value Fund	12,333,618	60,454	(549,141)	11,844,931
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(71,993)	$741,966	$—	$172,649	$57,805,934
MFS Commodity Strategy Fund	(24,368)	3,359,920	—	—	174,637,981
MFS Emerging Markets Debt Fund	(94,126)	2,179,818	—	2,059,608	174,999,769
MFS Emerging Markets Debt Local Currency Fund	(860,532)	4,793,355	—	1,289,198	116,702,300
MFS Global Bond Fund	(2,319,113)	9,263,719	—	1,255,089	290,356,425
MFS Global Real Estate Fund	117,300	3,953,407	—	—	116,858,419
3

Supplemental Information (unaudited) – continued
Affiliated Issuer − continued	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(645,014)	$1,818,420	$—	$3,989,586	$580,869,930
MFS Growth Fund	11,318,259	7,132,726	—	—	468,751,482
MFS High Income Fund	(328,206)	(521,722)	—	3,682,237	291,031,419
MFS Inflation-Adjusted Bond Fund	(320,534)	331,455	—	1,762,429	407,053,207
MFS Institutional Money Market Portfolio	(133)	—	—	6,924	5,223,127
MFS International Growth Fund	1,793,687	3,654,038	—	—	174,728,858
MFS International New Discovery Fund	486,675	1,112,957	—	—	58,268,243
MFS International Value Fund	1,422,572	527,690	—	—	174,658,039
MFS Mid Cap Growth Fund	5,122,398	9,285,865	—	—	410,294,435
MFS Mid Cap Value Fund	2,045,061	2,646,872	—	—	403,413,325
MFS New Discovery Fund	470,421	2,716,353	—	—	88,077,717
MFS New Discovery Value Fund	195,660	(812,320)	1,121,254	893,264	86,850,577
MFS Research Fund	3,510,893	11,220,608	—	—	466,860,135
MFS Research International Fund	1,606,718	7,154,215	—	—	348,417,231
MFS Total Return Bond Fund	(323,340)	3,348,210	—	3,112,659	464,946,783
MFS Value Fund	3,738,449	5,087,600	—	1,998,031	462,070,777
	$26,840,734	$78,995,152	$1,121,254	$20,221,674	$5,822,876,113
4

QUARTERLY REPORT

August 31, 2017

MFS® BLENDED RESEARCH® MID CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.9%
Aerospace - 1.9%
Orbital ATK, Inc.	4,513	$503,561
Spirit AeroSystems Holdings, Inc., “A”	10,092	751,854
Textron, Inc.	52,929	2,598,285

		$3,853,700
Airlines - 1.9%
Alaska Air Group, Inc.	2,208	$164,849
Copa Holdings S.A., “A”	18,198	2,257,826
United Continental Holdings, Inc. (a)	21,154	1,310,702

		$3,733,377
Alcoholic Beverages - 1.3%
Constellation Brands, Inc., “A”	6,361	$1,272,836
Molson Coors Brewing Co.	14,209	1,275,258

		$2,548,094
Automotive - 0.7%
Goodyear Tire & Rubber Co.	45,871	$1,389,891

Biotechnology - 0.1%
Illumina, Inc. (a)	1,129	$230,835

Brokerage & Asset Managers - 1.0%
Lazard Ltd.	25,236	$1,082,372
Navient Corp.	72,993	963,508

		$2,045,880
Business Services - 6.7%
DXC Technology Co.	39,661	$3,371,185
Fidelity National Information Services, Inc.	32,142	2,986,635
FleetCor Technologies, Inc. (a)	14,154	2,034,921
Global Payments, Inc.	8,704	831,145
Grand Canyon Education, Inc. (a)	31,883	2,616,000
Total System Services, Inc.	22,152	1,531,146

		$13,371,032
Chemicals - 0.9%
Celanese Corp.	7,852	$761,801
FMC Corp.	10,751	926,951

		$1,688,752
Computer Software - 1.7%
Cadence Design Systems, Inc. (a)	7,008	$275,344
Intuit, Inc.	22,074	3,122,367

		$3,397,711
Computer Software - Systems - 3.0%
NCR Corp.	57,480	$2,099,744
NetApp, Inc.	35,531	1,373,628
Tech Data Corp. (a)	4,358	480,644
Western Digital Corp.	23,728	2,094,471

		$6,048,487

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.5%
Leucadia National Corp.	41,164	$974,764

Construction - 2.9%
Owens Corning	45,595	$3,379,957
Pulte Homes, Inc.	84,425	2,179,854
Sherwin-Williams Co.	401	136,047

		$5,695,858
Consumer Products - 0.2%
Nu Skin Enterprises, Inc., “A”	7,261	$441,687

Containers - 1.8%
Berry Global Group, Inc. (a)	15,687	$882,237
Graphic Packaging Holding Co.	152,851	1,994,706
Owens-Illinois, Inc. (a)	29,387	724,096

		$3,601,039
Electrical Equipment - 1.0%
MSC Industrial Direct Co., Inc., “A”	27,469	$1,892,065

Electronics - 1.4%
Analog Devices, Inc.	1,612	$134,876
Maxim Integrated Products, Inc.	18,282	853,038
NVIDIA Corp.	9,028	1,529,704
Silicon Laboratories, Inc. (a)	2,653	201,363

		$2,718,981
Energy - Independent - 3.2%
Concho Resources, Inc. (a)	10,714	$1,188,933
Energen Corp. (a)	38,882	1,993,869
EQT Corp.	38,316	2,388,619
Noble Energy, Inc.	31,437	747,257

		$6,318,678
Food & Beverages - 3.9%
Bunge Ltd.	23,923	$1,785,373
J.M. Smucker Co.	13,778	1,443,383
Pilgrim’s Pride Corp. (a)	44,618	1,314,000
Tyson Foods, Inc., “A”	49,024	3,103,219

		$7,645,975
Gaming & Lodging - 4.0%
Marriott International, Inc., “A”	11,412	$1,182,055
Norwegian Cruise Line Holdings Ltd. (a)	43,317	2,575,629
Royal Caribbean Cruises Ltd.	22,264	2,770,977
Vail Resorts, Inc.	5,881	1,340,574

		$7,869,235
General Merchandise - 1.2%
Five Below, Inc. (a)	50,708	$2,412,180

Health Maintenance Organizations - 1.4%
Centene Corp. (a)	16,737	$1,487,082
WellCare Health Plans, Inc. (a)	7,763	1,356,041

		$2,843,123

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.3%
Ameriprise Financial, Inc.	13,892	$1,924,181
First American Financial Corp.	27,566	1,352,388
Hartford Financial Services Group, Inc.	59,115	3,196,348
Lincoln National Corp.	18,332	1,244,010
Loews Corp.	60,169	2,802,672
Principal Financial Group, Inc.	12,752	797,255
Unum Group	13,245	638,144
XL Group Ltd.	61,788	2,530,836

		$14,485,834
Internet - 0.1%
LogMeIn, Inc.	1,671	$191,162

Leisure & Toys - 3.2%
Electronic Arts, Inc. (a)	26,883	$3,266,285
Take-Two Interactive Software, Inc. (a)	32,375	3,165,951

		$6,432,236
Machinery & Tools - 4.3%
Allison Transmission Holdings, Inc.	51,959	$1,804,536
Cummins, Inc.	9,008	1,435,695
Ingersoll-Rand Co. Ltd., “A”	4,358	372,130
Regal Beloit Corp.	38,024	2,867,010
Trinity Industries, Inc.	24,244	699,197
United Rentals, Inc. (a)	11,348	1,339,745

		$8,518,313
Medical & Health Technology & Services - 1.6%
AmerisourceBergen Corp.	4,549	$365,057
LifePoint Health, Inc. (a)	42,751	2,477,420
Universal Health Services, Inc.	3,483	376,617

		$3,219,094
Medical Equipment - 6.2%
Edwards Lifesciences Corp.	26,905	$3,058,022
Hologic, Inc. (a)	58,889	2,273,115
PerkinElmer, Inc.	40,039	2,682,213
Steris PLC	26,907	2,345,214
Zimmer Biomet Holdings, Inc.	17,423	1,990,926

		$12,349,490
Natural Gas - Distribution - 1.5%
Atmos Energy Corp.	17,489	$1,539,729
Sempra Energy	11,293	1,331,783

		$2,871,512
Network & Telecom - 1.3%
Juniper Networks, Inc.	48,170	$1,335,754
Motorola Solutions, Inc.	13,798	1,215,880

		$2,551,634
Oil Services - 1.2%
NOW, Inc. (a)	138,730	$1,617,592
Patterson-UTI Energy, Inc.	49,898	796,871

		$2,414,463

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 4.2%
Discover Financial Services	19,270	$1,135,967
East West Bancorp, Inc.	55,699	3,084,054
Synchrony Financial	58,422	1,798,813
Wintrust Financial Corp.	32,921	2,396,978

		$8,415,812
Pharmaceuticals - 0.4%
United Therapeutics Corp. (a)	6,715	$878,322

Real Estate - 10.9%
Annaly Capital Management, Inc., REIT	149,796	$1,872,450
AvalonBay Communities, Inc., REIT	13,695	2,570,962
Equity Lifestyle Properties, Inc., REIT	30,773	2,743,413
Medical Properties Trust, Inc., REIT	199,360	2,623,578
Mid-America Apartment Communities, Inc., REIT	27,543	2,932,228
OUTFRONT Media, Inc., REIT	83,961	1,847,142
Realogy Holdings Corp.	73,996	2,508,464
STAG Industrial, Inc., REIT	87,782	2,457,018
Washington Prime Group, Inc., REIT	254,077	2,121,543

		$21,676,798
Restaurants - 2.3%
Aramark	52,202	$2,124,099
Dave & Buster’s, Inc. (a)	8,570	501,002
Domino’s Pizza, Inc.	10,633	1,937,971

		$4,563,072
Specialty Chemicals - 1.8%
Trinseo S.A.	15,415	$1,031,264
Univar, Inc. (a)	88,743	2,503,440

		$3,534,704
Specialty Stores - 3.3%
Best Buy Co., Inc.	49,864	$2,705,621
Michaels Co., Inc. (a)	8,328	186,964
Office Depot, Inc.	168,218	721,655
Ross Stores, Inc.	44,691	2,612,189
Urban Outfitters, Inc. (a)	14,091	288,020

		$6,514,449
Telecommunications - Wireless - 0.3%
SBA Communications Corp., REIT (a)	3,501	$537,579

Telephone Services - 0.7%
CenturyLink, Inc. (l)	75,080	$1,480,578

Utilities - Electric Power - 6.6%
AES Corp.	61,736	$681,565
Avangrid, Inc.	21,505	1,049,874
DTE Energy Co.	6,783	761,867
NRG Energy, Inc.	73,124	1,821,519
PPL Corp.	76,128	2,987,263
Public Service Enterprise Group, Inc.	55,989	2,622,525
Xcel Energy, Inc.	65,160	3,225,420

		$13,150,033
Total Common Stocks		$194,506,429

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.9%
Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 1.11% (v)	3,674,001	$3,674,001

Collateral for Securities Loaned - 0.7%
JPMorgan U.S. Government Money Market Fund, 0.93% (j)	1,417,500	$1,417,500

Other Assets, Less Liabilities - (0.5)%		(921,508)
Net Assets - 100.0%		$198,676,422

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $3,674,001 and $195,923,929, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$194,506,429	$—	$—	$194,506,429
Mutual Funds	5,091,501	—	—	5,091,501
Total	$199,597,930	$—	$—	$199,597,930

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$183,816,701
Gross unrealized appreciation	22,952,972
Gross unrealized depreciation	(7,171,743)
Net unrealized appreciation (depreciation)	$15,781,229

6

Supplemental Information (unaudited) – continued

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,980,607	9,916,701	(8,223,307)	3,674,001

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$118	$—	$7,749	$3,674,001

7

QUARTERLY REPORT
August 31, 2017
MFS®  Blended Research®  Small Cap Equity Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Airlines – 0.0%
SkyWest, Inc.	683	$ 23,700
Biotechnology – 4.1%
Acorda Therapeutics, Inc. (a)	14,482	$ 301,225
AMAG Pharmaceuticals, Inc. (a)	24,011	400,984
Bruker BioSciences Corp.	9,875	287,264
Exact Sciences Corp. (a)	17,434	730,310
MiMedx Group, Inc. (a)(l)	27,500	447,425
Natera, Inc. (a)	5,739	70,877
Vanda Pharmaceuticals, Inc. (a)	3,815	65,618
		$ 2,303,703
Broadcasting – 0.3%
MDC Partners, Inc. (a)	14,401	$ 146,890
Brokerage & Asset Managers – 0.3%
Legg Mason, Inc.	754	$ 28,795
Moelis & Co., “A”	2,759	108,705
OM Asset Management PLC	1,861	26,296
		$ 163,796
Business Services – 4.1%
Conduent, Inc. (a)	23,920	$ 394,919
Forrester Research, Inc.	15,736	641,242
Grand Canyon Education, Inc. (a)	8,754	718,266
Travelport Worldwide Ltd.	35,572	538,560
		$ 2,292,987
Cable TV – 0.9%
Cable One, Inc.	631	$ 478,765
Computer Software – 4.0%
Aspen Technology, Inc. (a)	8,648	$ 546,986
Cornerstone OnDemand, Inc. (a)	13,306	465,444
Manhattan Associates, Inc. (a)	10,452	439,507
Paylocity Holding Corp. (a)	15,736	773,267
		$ 2,225,204
Computer Software - Systems – 5.9%
EPAM Systems, Inc. (a)	6,217	$ 505,629
NCR Corp. (a)	17,214	628,828
Presidio, Inc. (a)	19,456	270,633
Rapid7, Inc. (a)	42,312	713,380
Tech Data Corp. (a)	8,463	933,384
Verint Systems, Inc. (a)	7,192	285,522
		$ 3,337,376
Construction – 2.0%
Armstrong World Industries, Inc. (a)	2,997	$ 142,357
GMS, Inc. (a)	3,056	98,342
KB Home	7,734	165,508
Trex Co., Inc. (a)	9,353	710,828
		$ 1,117,035
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 0.9%
Carriage Services, Inc.	1,205	$ 29,510
ServiceMaster Global Holdings, Inc. (a)	9,581	451,457
		$ 480,967
Electrical Equipment – 2.6%
TriMas Corp. (a)	31,864	$ 771,109
WESCO International, Inc. (a)	13,489	680,520
		$ 1,451,629
Electronics – 3.1%
Amkor Technology, Inc. (a)	25,547	$ 224,303
Benchmark Electronics, Inc. (a)	7,558	245,635
Integrated Device Technology, Inc. (a)	5,212	128,788
Jabil Circuit, Inc.	14,892	466,864
OSI Systems, Inc. (a)	1,766	146,684
Sanmina Corp. (a)	10,198	381,915
TTM Technologies, Inc. (a)	12,620	179,709
		$ 1,773,898
Energy - Independent – 2.0%
Delek U.S. Holdings, Inc.	15,335	$ 379,081
Energen Corp. (a)	4,734	242,760
Par Pacific Holdings, Inc. (a)	16,735	298,050
PBF Energy, Inc., “A”	7,344	173,906
Westmoreland Coal Co. (a)	11,683	27,221
		$ 1,121,018
Engineering - Construction – 2.2%
KBR, Inc.	47,065	$ 765,748
MasTec, Inc. (a)	9,075	370,260
Tutor Perini Corp. (a)	3,220	84,203
		$ 1,220,211
Entertainment – 0.1%
Ascent Capital Group, Inc., “A” (a)	7,465	$ 74,127
Food & Beverages – 3.1%
Dean Foods Co.	30,155	$ 331,705
Snyders-Lance, Inc.	18,689	663,833
SpartanNash Co.	9,242	227,723
TreeHouse Foods, Inc. (a)	7,851	525,939
		$ 1,749,200
Gaming & Lodging – 0.5%
Caesars Entertainment Corp. (a)(l)	23,290	$ 270,164
Health Maintenance Organizations – 0.7%
Molina Healthcare, Inc. (a)	6,329	$ 405,056
Insurance – 4.3%
American Equity Investment Life Holding Co.	20,230	$ 561,585
Hanover Insurance Group, Inc.	625	61,362
HCI Group, Inc.	7,379	287,707
Heritage Insurance Holdings, Inc. (l)	18,784	213,762
Safety Insurance Group, Inc.	4,350	310,590
Third Point Reinsurance Ltd. (a)	53,553	752,420
Universal Insurance Holdings, Inc.	11,876	254,740
		$ 2,442,166
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 2.3%
Blucora, Inc. (a)	19,206	$ 437,897
LogMeIn, Inc.	6,383	730,215
Web.Com Group, Inc. (a)	5,592	141,478
		$ 1,309,590
Machinery & Tools – 6.2%
Herman Miller, Inc.	14,293	$ 480,960
IPG Photonics Corp. (a)	4,759	836,585
ITT, Inc.	13,724	553,901
Knoll, Inc.	12,068	217,827
Park-Ohio Holdings Corp.	7,377	293,973
Regal Beloit Corp.	2,903	218,886
SPX FLOW, Inc. (a)	17,950	600,787
Steelcase, Inc., “A”	7,120	93,984
Titan Machinery, Inc. (a)	16,588	213,985
		$ 3,510,888
Medical & Health Technology & Services – 0.5%
Kindred Healthcare, Inc.	37,083	$ 300,372
Medical Equipment – 5.8%
Biotelemetry, Inc. (a)	14,676	$ 545,213
CONMED Corp.	14,498	719,101
Halyard Health, Inc. (a)	12,175	551,406
Integer Holdings Corp. (a)	10,115	464,784
Integra LifeSciences Holdings Corp. (a)	7,290	371,717
OraSure Technologies, Inc. (a)	28,863	589,094
		$ 3,241,315
Metals & Mining – 0.2%
Ryerson Holding Corp. (a)	12,744	$ 109,598
Natural Gas - Distribution – 0.3%
ONE Gas, Inc.	482	$ 36,266
Southwest Gas Holdings, Inc.	1,695	134,786
		$ 171,052
Oil Services – 2.9%
Exterran Holdings, Inc. (a)	11,076	$ 307,248
Keane Group, Inc. (a)	19,928	258,068
McDermott International, Inc. (a)	46,586	286,038
NOW, Inc. (a)	38,701	451,254
U.S. Silica Holdings, Inc.	11,414	310,575
		$ 1,613,183
Other Banks & Diversified Financials – 11.7%
Bank of N.T. Butterfield & Son Ltd.	3,676	$ 120,867
CAI International, Inc. (a)	13,115	406,434
Cathay General Bancorp, Inc.	13,143	463,554
East West Bancorp, Inc.	14,736	815,932
Enova International, Inc. (a)	22,786	271,153
First Interstate BancSystem, Inc.	17,248	607,130
Glacier Bancorp, Inc.	2,042	67,815
Legacytextas Financial Group, Inc.	13,689	492,667
OFG Bancorp	11,074	96,344
OneMain Holdings, Inc. (a)	11,050	302,438
Popular, Inc.	7,979	318,442
Preferred Bank	9,634	518,309
Regional Management Corp. (a)	15,125	331,994
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Triton International Ltd. of Bermuda	10,870	$ 401,320
Western Alliance Bancorp. (a)	8,149	393,026
Wintrust Financial Corp.	11,006	801,347
World Acceptance Corp. (a)	2,113	158,095
		$ 6,566,867
Pharmaceuticals – 1.8%
Catalent, Inc. (a)	3,849	$ 158,925
Endo International PLC (a)	13,466	118,366
Horizon Pharma PLC (a)	28,003	383,081
Mallinckrodt PLC (a)	1,383	56,814
Sucampo Pharmaceuticals, Inc. (a)	3,003	35,285
TherapeuticsMD, Inc. (a)	46,792	280,752
		$ 1,033,223
Printing & Publishing – 1.0%
LSC Communications, Inc.	1,833	$ 29,530
Quad/Graphics, Inc.	15,430	294,096
Time, Inc.	20,241	266,169
		$ 589,795
Real Estate – 10.0%
Ashford Hospitality Trust, REIT	44,178	$ 274,345
CoreCivic, Inc., REIT	9,283	248,784
GEO Group, Inc., REIT	7,811	215,896
Gramercy Property Trust, REIT	26,813	816,724
Hospitality Properties Trust, REIT	8,434	230,754
Medical Properties Trust, Inc., REIT	54,728	720,221
Mid-America Apartment Communities, Inc., REIT	4,521	481,306
RE/MAX Holdings, Inc., “A”	13,189	807,826
Realogy Holdings Corp.	19,908	674,881
Ryman Hospitality Properties, Inc., REIT	625	37,138
STAG Industrial, Inc., REIT	5,717	160,019
Washington Prime Group, Inc., REIT	92,446	771,924
Xenia Hotels & Resorts Inc., REIT	10,145	202,494
		$ 5,642,312
Restaurants – 1.8%
BJ's Restaurants, Inc. (a)	2,773	$ 83,467
Bloomin Brands, Inc.	18,494	314,583
Brinker International, Inc.	13,149	410,512
Carrols Restaurant Group, Inc. (a)	18,744	204,310
		$ 1,012,872
Specialty Chemicals – 5.0%
A. Schulman, Inc.	13,229	$ 402,162
Andersons, Inc.	9,213	293,434
Chemours Co.	3,413	167,476
Kronos Worldwide, Inc.	15,263	319,454
Pacific Ethanol, Inc. (a)	12,206	61,030
Renewable Energy Group, Inc. (a)	24,643	298,180
Trinseo S.A.	7,904	528,778
Univar, Inc. (a)	26,647	751,712
		$ 2,822,226
Specialty Stores – 2.5%
Citi Trends, Inc.	33,596	$ 609,095
Express, Inc. (a)	22,588	143,886
Michaels Co., Inc. (a)	1,847	41,465
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Sally Beauty Holdings, Inc. (a)	7,805	$ 145,095
Urban Outfitters, Inc. (a)	19,484	398,253
Zumiez, Inc. (a)	7,703	95,902
		$ 1,433,696
Telecommunications - Wireless – 0.5%
Telephone and Data Systems, Inc.	10,215	$ 299,402
Trucking – 2.0%
Hub Group, Inc., “A” (a)	4,945	$ 190,135
Marten Transport Ltd.	9,209	157,934
Werner Enterprises, Inc.	23,708	784,735
		$ 1,132,804
Utilities - Electric Power – 3.4%
Atlantica Yield PLC	21,378	$ 443,807
NRG Energy, Inc.	24,813	618,092
NRG Yield, Inc., “A”	11,766	214,024
PNM Resources, Inc.	7,901	335,002
Spark Energy, Inc., “A” (l)	20,646	327,239
		$ 1,938,164
Total Common Stocks		$55,805,251
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 1.11% (v)	332,773	$ 332,773
Collateral for Securities Loaned – 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.01% (j)	883,241	$ 883,241
Other Assets, Less Liabilities – (1.2)%		(668,849)
Net Assets – 100.0%		$56,352,416
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $332,773 and $56,688,492, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
5

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$55,805,251	$—	$—	$55,805,251
Mutual Funds	1,216,014	—	—	1,216,014
Total	$57,021,265	$—	$—	$57,021,265
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At August 31, 2017, the value of securities loaned was $1,075,457. These loans were collateralized by cash of $883,241 and U.S. Treasury Obligations of $221,648.
6

Supplemental Information (unaudited) – continued
(3) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$54,146,035
Gross unrealized appreciation	6,299,404
Gross unrealized depreciation	(3,424,174)
Net unrealized appreciation (depreciation)	$2,875,230
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
(4) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,122,118	5,076,529	(5,865,874)	332,773
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$136	$(59)	$—	$2,332	$332,773
7

QUARTERLY REPORT
August 31, 2017
MFS®  Blended Research®  Growth Equity Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 4.5%
Boeing Co.	9,587	$ 2,297,620
Northrop Grumman Corp.	5,395	1,468,573
Textron, Inc.	17,448	856,522
United Technologies Corp.	10,809	1,294,054
		$ 5,916,769
Airlines – 0.6%
Copa Holdings S.A., “A”	5,928	$ 735,487
Alcoholic Beverages – 0.4%
Constellation Brands, Inc., “A”	2,729	$ 546,073
Automotive – 0.6%
Lear Corp.	5,198	$ 777,309
Biotechnology – 4.7%
Amgen, Inc.	6,324	$ 1,124,217
Biogen, Inc. (a)	7,010	2,219,085
Celgene Corp. (a)	18,718	2,600,492
Illumina, Inc. (a)	1,234	252,304
		$ 6,196,098
Business Services – 6.4%
Accenture PLC, “A”	11,138	$ 1,456,405
DXC Technology Co.	19,826	1,685,210
Fidelity National Information Services, Inc.	10,098	938,306
FleetCor Technologies, Inc. (a)	9,823	1,412,253
Global Payments, Inc.	14,352	1,370,472
Total System Services, Inc.	23,354	1,614,229
		$ 8,476,875
Cable TV – 3.4%
Charter Communications, Inc., “A” (a)	2,971	$ 1,184,062
Comcast Corp., “A”	82,315	3,342,812
		$ 4,526,874
Chemicals – 1.8%
FMC Corp.	6,948	$ 599,057
Monsanto Co.	14,647	1,716,628
		$ 2,315,685
Computer Software – 6.9%
Adobe Systems, Inc. (a)	14,516	$ 2,252,302
Intuit, Inc.	13,895	1,965,448
Microsoft Corp.	64,397	4,814,964
		$ 9,032,714
Computer Software - Systems – 7.7%
Apple, Inc.	49,780	$ 8,163,920
International Business Machines Corp.	2,813	402,343
NCR Corp. (a)	23,958	875,186
NetApp, Inc.	17,910	692,401
		$ 10,133,850
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 0.9%
Owens Corning	10,722	$ 794,822
Sherwin-Williams Co.	1,108	375,911
		$ 1,170,733
Consumer Products – 0.4%
Estee Lauder Cos., Inc., “A”	5,085	$ 544,044
Consumer Services – 1.8%
H&R Block, Inc.	8,258	$ 220,819
Priceline Group, Inc. (a)	1,196	2,215,088
		$ 2,435,907
Containers – 1.0%
Berry Global Group, Inc. (a)	24,115	$ 1,356,228
Electrical Equipment – 0.7%
MSC Industrial Direct Co., Inc., “A”	7,024	$ 483,813
Rockwell Automation, Inc.	2,865	470,032
		$ 953,845
Electronics – 3.7%
Applied Materials, Inc.	13,553	$ 611,511
NVIDIA Corp.	17,233	2,919,960
Texas Instruments, Inc.	16,195	1,341,270
		$ 4,872,741
Energy - Independent – 0.2%
Parsley Energy, Inc., “A” (a)	8,790	$ 220,189
Food & Beverages – 4.0%
Archer Daniels Midland Co.	24,109	$ 996,184
Coca-Cola Co.	3,880	176,734
PepsiCo, Inc.	22,891	2,649,175
Tyson Foods, Inc., “A”	22,406	1,418,300
		$ 5,240,393
Gaming & Lodging – 3.0%
Carnival Corp.	8,869	$ 616,218
Marriott International, Inc., “A”	15,828	1,639,464
Norwegian Cruise Line Holdings Ltd. (a)	3,815	226,840
Royal Caribbean Cruises Ltd.	11,307	1,407,269
		$ 3,889,791
General Merchandise – 1.6%
Costco Wholesale Corp.	13,037	$ 2,043,419
Health Maintenance Organizations – 2.3%
Humana Inc.	2,555	$ 658,219
UnitedHealth Group, Inc.	10,286	2,045,885
WellCare Health Plans, Inc. (a)	1,770	309,184
		$ 3,013,288
Insurance – 1.6%
MetLife, Inc.	23,564	$ 1,103,502
Prudential Financial, Inc.	10,114	1,032,437
		$ 2,135,939
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 8.4%
Alphabet, Inc., “A” (a)	2,679	$ 2,559,088
Alphabet, Inc., “C” (a)	2,845	2,672,394
Facebook, Inc., “A” (a)	33,931	5,835,114
		$ 11,066,596
Leisure & Toys – 2.8%
Electronic Arts, Inc. (a)	16,800	$ 2,041,200
Take-Two Interactive Software, Inc. (a)	16,543	1,617,740
		$ 3,658,940
Machinery & Tools – 1.9%
Roper Technologies, Inc.	4,920	$ 1,134,847
United Rentals, Inc. (a)	11,749	1,387,087
		$ 2,521,934
Medical & Health Technology & Services – 2.3%
Express Scripts Holding Co. (a)	13,707	$ 861,074
HCA Healthcare, Inc. (a)	16,840	1,324,634
McKesson Corp.	5,505	821,952
		$ 3,007,660
Medical Equipment – 2.8%
Align Technology, Inc. (a)	1,944	$ 343,582
Edwards Lifesciences Corp. (a)	15,503	1,762,071
Medtronic PLC	12,677	1,022,020
Thermo Fisher Scientific, Inc.	2,664	498,541
		$ 3,626,214
Network & Telecom – 0.9%
Cisco Systems, Inc.	36,360	$ 1,171,156
Other Banks & Diversified Financials – 1.8%
Discover Financial Services	21,809	$ 1,285,640
Visa, Inc., “A”	10,505	1,087,478
		$ 2,373,118
Pharmaceuticals – 2.1%
Bristol-Myers Squibb Co.	9,375	$ 567,000
Eli Lilly & Co.	26,604	2,162,639
		$ 2,729,639
Railroad & Shipping – 0.8%
Union Pacific Corp.	9,889	$ 1,041,312
Real Estate – 2.3%
Alexandria Real Estate Equities, Inc., REIT	10,822	$ 1,312,817
Equity Lifestyle Properties, Inc., REIT	10,503	936,342
Realogy Holdings Corp.	22,265	754,784
		$ 3,003,943
Restaurants – 1.9%
Domino's Pizza, Inc.	7,790	$ 1,419,806
Starbucks Corp.	20,941	1,148,823
		$ 2,568,629
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	4,799	$ 697,631
Univar, Inc. (a)	30,471	859,587
		$ 1,557,218
Specialty Stores – 6.7%
Amazon.com, Inc. (a)	4,788	$ 4,695,113
Best Buy Co., Inc.	26,067	1,414,395
Home Depot, Inc.	9,836	1,474,121
Michaels Co., Inc. (a)	26,489	594,678
Ross Stores, Inc.	11,459	669,779
		$ 8,848,086
Telecommunications - Wireless – 1.2%
American Tower Corp., REIT	4,012	$ 593,977
SBA Communications Corp., REIT (a)	6,650	1,021,107
		$ 1,615,084
Tobacco – 2.2%
Altria Group, Inc.	25,291	$ 1,603,450
Philip Morris International, Inc.	10,668	1,247,409
		$ 2,850,859
Utilities - Electric Power – 1.5%
AES Corp.	64,635	$ 713,570
NRG Energy, Inc.	51,793	1,290,164
		$ 2,003,734
Total Common Stocks		$130,178,373
Investment Companies (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,243,998	$ 1,243,998
Other Assets, Less Liabilities – 0.1%		118,525
Net Assets – 100.0%		$131,540,896
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,243,998 and $130,178,373, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$130,178,373	$—	$—	$130,178,373
Mutual Funds	1,243,998	—	—	1,243,998
Total	$131,422,371	$—	$—	$131,422,371
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$111,666,030
Gross unrealized appreciation	21,076,041
Gross unrealized depreciation	(1,319,700)
Net unrealized appreciation (depreciation)	$19,756,341
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
5

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,184,572	4,830,238	(4,770,812)	1,243,998
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$126	$—	$—	$3,605	$1,243,998
6

QUARTERLY REPORT
August 31, 2017
MFS®  Blended Research®  Value Equity Fund

Portfolio of Investments
8/31/17 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 2.8%
Northrop Grumman Corp.	3,396	$ 924,425
Textron, Inc.	8,506	417,560
United Technologies Corp.	18,357	2,197,700
		$ 3,539,685
Airlines – 1.0%
Copa Holdings S.A., “A”	9,771	$ 1,212,288
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	4,416	$ 883,642
Apparel Manufacturers – 0.6%
PVH Corp.	5,984	$ 753,326
Automotive – 0.7%
Lear Corp.	6,063	$ 906,661
Biotechnology – 1.9%
Biogen, Inc. (a)	2,415	$ 764,492
Celgene Corp. (a)	11,645	1,617,840
		$ 2,382,332
Business Services – 2.6%
Amdocs Ltd.	4,451	$ 288,380
DXC Technology Co.	21,162	1,798,770
Global Payments, Inc.	11,590	1,106,729
		$ 3,193,879
Cable TV – 1.3%
Comcast Corp., “A”	39,473	$ 1,602,999
Chemicals – 0.6%
LyondellBasell Industries N.V., “A”	8,936	$ 809,512
Computer Software - Systems – 1.2%
Hewlett Packard Enterprise	82,797	$ 1,495,314
Construction – 1.5%
Owens Corning	24,509	$ 1,816,852
Consumer Products – 2.7%
Newell Brands, Inc.	22,946	$ 1,107,833
Procter & Gamble Co.	24,601	2,269,934
		$ 3,377,767
Containers – 0.9%
Graphic Packaging Holding Co.	82,603	$ 1,077,969
Electrical Equipment – 0.7%
General Electric Co.	14,537	$ 356,883
W.W. Grainger, Inc.	3,137	509,982
		$ 866,865
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 1.8%
Applied Materials, Inc.	18,120	$ 817,574
Intel Corp.	38,996	1,367,590
		$ 2,185,164
Energy - Independent – 6.2%
Anadarko Petroleum Corp.	26,517	$ 1,085,341
EOG Resources, Inc.	17,500	1,487,325
Noble Energy, Inc.	47,149	1,120,732
Occidental Petroleum Corp.	19,677	1,174,717
Phillips 66	21,407	1,794,120
Valero Energy Corp.	16,150	1,099,815
		$ 7,762,050
Energy - Integrated – 2.4%
Chevron Corp.	6,674	$ 718,256
Exxon Mobil Corp.	29,820	2,276,160
		$ 2,994,416
Food & Beverages – 3.6%
Archer Daniels Midland Co.	37,500	$ 1,549,500
Bunge Ltd.	12,680	946,309
J.M. Smucker Co.	11,583	1,213,435
Tyson Foods, Inc., “A”	11,900	753,270
		$ 4,462,514
Gaming & Lodging – 1.9%
Carnival Corp.	22,699	$ 1,577,126
Royal Caribbean Cruises Ltd.	6,445	802,145
		$ 2,379,271
General Merchandise – 0.7%
Wal-Mart Stores, Inc.	11,208	$ 875,009
Health Maintenance Organizations – 0.3%
Humana Inc.	1,666	$ 429,195
Insurance – 7.3%
Athene Holding Ltd. (a)	12,379	$ 662,400
Berkshire Hathaway, Inc., “B” (a)	9,841	1,782,795
Chubb Ltd.	13,861	1,960,223
MetLife, Inc.	39,684	1,858,402
Prudential Financial, Inc.	15,722	1,604,902
XL Group Ltd.	29,417	1,204,920
		$ 9,073,642
Machinery & Tools – 2.3%
Ingersoll-Rand Co. Ltd., “A”	7,154	$ 610,880
IPG Photonics Corp. (a)	5,706	1,003,058
Regal Beloit Corp.	4,666	351,816
United Rentals, Inc. (a)	7,781	918,625
		$ 2,884,379
Major Banks – 12.1%
Bank of America Corp.	179,031	$ 4,277,051
Goldman Sachs Group, Inc.	8,293	1,855,476
JPMorgan Chase & Co.	51,951	4,721,826
PNC Financial Services Group, Inc.	17,297	2,169,217
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	41,305	$ 2,109,446
		$ 15,133,016
Medical & Health Technology & Services – 3.1%
Express Scripts Holding Co. (a)	9,474	$ 595,157
HCA Healthcare, Inc. (a)	18,758	1,475,504
McKesson Corp.	12,269	1,831,884
		$ 3,902,545
Medical Equipment – 4.7%
Abbott Laboratories	45,237	$ 2,304,373
Thermo Fisher Scientific, Inc.	11,012	2,060,786
Zimmer Biomet Holdings, Inc.	12,634	1,443,687
		$ 5,808,846
Natural Gas - Distribution – 0.6%
Sempra Energy	5,919	$ 698,028
Network & Telecom – 2.6%
Cisco Systems, Inc.	99,470	$ 3,203,929
Oil Services – 1.1%
Halliburton Co.	35,741	$ 1,392,827
Other Banks & Diversified Financials – 5.3%
Citigroup, Inc.	51,629	$ 3,512,321
Discover Financial Services	28,556	1,683,376
Synchrony Financial	21,823	671,930
Zions Bancorporation	17,317	756,060
		$ 6,623,687
Pharmaceuticals – 4.8%
Bristol-Myers Squibb Co.	15,996	$ 967,438
Eli Lilly & Co.	17,320	1,407,943
Johnson & Johnson	16,481	2,181,590
Pfizer, Inc.	43,215	1,465,853
		$ 6,022,824
Railroad & Shipping – 1.1%
Union Pacific Corp.	12,992	$ 1,368,058
Real Estate – 5.0%
Annaly Mortgage Management, Inc., REIT	85,894	$ 1,073,675
CoreCivic, Inc., REIT	14,334	384,151
Medical Properties Trust, Inc., REIT	93,366	1,228,697
Mid-America Apartment Communities, Inc., REIT	12,399	1,319,998
Realogy Holdings Corp.	44,846	1,520,279
Washington Prime Group, Inc., REIT	82,460	688,541
		$ 6,215,341
Restaurants – 0.6%
Aramark	19,788	$ 805,174
Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	4,412	$ 641,372
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.7%
Best Buy Co., Inc.	29,576	$ 1,604,794
Urban Outfitters, Inc. (a)	25,099	513,023
		$ 2,117,817
Telecommunications - Wireless – 1.1%
Sprint Corp. (a)	72,401	$ 597,308
T-Mobile U.S., Inc. (a)	12,114	783,897
		$ 1,381,205
Telephone Services – 1.1%
AT&T, Inc.	36,961	$ 1,384,559
Tobacco – 1.5%
Altria Group, Inc.	14,268	$ 904,591
Philip Morris International, Inc.	7,814	913,691
		$ 1,818,282
Utilities - Electric Power – 5.6%
American Electric Power Co., Inc.	11,269	$ 829,737
DTE Energy Co.	13,279	1,491,497
Exelon Corp.	53,324	2,019,380
NextEra Energy, Inc.	5,391	811,399
PPL Corp.	46,576	1,827,642
		$ 6,979,655
Total Common Stocks		$122,461,896
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 1.11% (v)	1,607,642	$ 1,607,642
Other Assets, Less Liabilities – 0.5%		621,516
Net Assets – 100.0%		$124,691,054
(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,607,642 and $122,461,896, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
8/31/17 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$122,461,896	$—	$—	$122,461,896
Mutual Funds	1,607,642	—	—	1,607,642
Total	$124,069,538	$—	$—	$124,069,538
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate cost	$114,060,165
Gross unrealized appreciation	13,880,973
Gross unrealized depreciation	(3,871,600)
Net unrealized appreciation (depreciation)	$10,009,373
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
5

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:
Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,704,145	6,432,405	(6,528,908)	1,607,642
Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(163)	$(62)	$—	$5,457	$1,607,642
6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.